As filed with the Securities and Exchange Commission on November 16, 2012

1933 Act Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.	☐	Post-Effective Amendment No.

METROPOLITAN SERIES FUND*

(Exact Name of Registrant as Specified in Charter)

(800) 638-7732

Area Code and Telephone Number

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Offices)

Elizabeth M. Forget

President

Metropolitan Series Fund

501 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class B, Class D and Class E shares of beneficial interest, par value $0.00001 per share, of the Registrant’s MFS® Value Portfolio.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on December 17, 2012 pursuant to Rule 488 under the Securities Act of 1933, as amended.

*	On behalf of its MFS® Value Portfolio

METROPOLITAN SERIES FUND

501 Boylston Street

Boston, Massachusetts, 02116

December     , 2012

Dear Contract Owner:

As an owner (“Contract Owner”) of a variable annuity or variable life insurance contract (the “Contract”) issued by Metropolitan Life Insurance Company or one of its affiliated insurance companies (each an “Insurance Company”), you have the right to instruct the Insurance Company how to vote certain shares of the FI Value Leaders Portfolio (“FI Value Leaders”) of the Metropolitan Series Fund (“MSF”) at a Special Meeting of Shareholders to be held on February 22, 2013 (the “Meeting”). Although you are not directly a shareholder of FI Value Leaders, some or all of your Contract value is invested, as provided by your Contract, in FI Value Leaders. Accordingly, you have the right under your Contract to instruct the Insurance Company how to vote the FI Value Leaders shares that are attributable to your Contract at the Meeting. Before the Meeting, I would like your voting instructions on the important proposal described in the accompanying Prospectus/Proxy Statement.

The Prospectus/Proxy Statement describes the proposed reorganization of FI Value Leaders. All of the assets of FI Value Leaders would be acquired by MFS® Value Portfolio (“MFS Value”), a series of MSF, in exchange for shares of MFS Value and the assumption by MFS Value of the liabilities of FI Value Leaders. MFS Value’s investment objective is substantially similar to that of FI Value Leaders, and FI Value Leaders’ and MFS Value’s investment strategies are similar. In conjunction with the proposed reorganization, shareholders of Met/Franklin Mutual Shares Portfolio (“Met/Franklin”), a series of the Met Investors Series Trust, are being asked to approve the reorganization of that Portfolio into MFS Value (“Met/Franklin Reorganization”). The proposed reorganization of FI Value Leaders into MFS Value is not contingent on Met/Franklin’s shareholders approving the Met/Franklin Reorganization.

You will receive shares of MFS Value having an aggregate net asset value equal to the aggregate net asset value of your FI Value Leaders’ shares immediately prior to the reorganization. You will receive Class A, Class B, Class D or Class E shares of MSF Value, depending on the class of shares of FI Value Leader you currently hold. Details about MFS Value’s investment objective, performance, and management team are contained in the attached Prospectus/Proxy Statement. For federal income tax purposes, the transaction is expected to be a non-taxable event for shareholders and Contract Owners.

The Board of Trustees of MSF has approved the proposal for FI Value Leaders and recommends that you instruct the Insurance Company to vote FOR the proposal.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposal. If you attend the Meeting, you may give your voting instructions in person. If you do not expect to attend the Meeting, please complete, date, sign and return the enclosed voting instructions form in the enclosed postage-paid envelope. You may also transmit your voting instructions by telephone or through the Internet. Instructions on how to complete the voting instructions form or vote by telephone or through the Internet are included immediately after the Notice of Special Meeting.

If you have any questions about the voting instructions form please call MSF at 1-800-638-7732. If we do not receive your completed voting instructions form or your telephone or Internet vote within several weeks, you may be contacted by Computershare Fund Services, our proxy solicitor, who will remind you to pass on your voting instructions.

Thank you for taking this matter seriously and participating in this important process.

Sincerely,

Elizabeth M. Forget
President
Metropolitan Series Fund

METROPOLITAN SERIES FUND

501 Boylston Street

Boston, Massachusetts 02116

FI Value Leaders Portfolio

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on February 22, 2013

To the Shareholders of FI Value Leaders Portfolio:

NOTICE IS HEREBY GIVEN THAT a Special Meeting of the Shareholders of the FI Value Leaders Portfolio of Metropolitan Series Fund (“MSF”), a Delaware statutory trust, will be held at the offices of MetLife Advisers, LLC, 501 Boylston Street, Boston, Massachusetts 02116, on February 22, 2013 at 10:00 a.m. Eastern Time and any adjournments thereof (the “Meeting”) for the following purpose:

1.

To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of FI Value Leaders Portfolio (“FI Value Leaders”) by MFS® Value Portfolio (“MFS Value”), a series of MSF, in exchange for shares of MFS Value and the assumption by MFS Value of the liabilities of FI Value Leaders. The Plan also provides for the distribution of these shares of MFS Value to shareholders of FI Value Leaders in liquidation and subsequent termination of FI Value Leaders. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of FI Value Leaders.

The Board of Trustees of MSF has fixed the close of business on November 30, 2012 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.

By order of the Board of Trustees

Michael P. Lawlor
Assistant Secretary
Metropolitan Series Fund

December     , 2012

CONTRACT OWNERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING VOTING INSTRUCTIONS FORM IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR FOLLOW THE INSTRUCTIONS IN THE MATERIALS RELATING TO TELEPHONE OR INTERNET VOTING. INSTRUCTIONS ON HOW TO COMPLETE THE VOTING INSTRUCTIONS FORM OR VOTE BY TELEPHONE OR OVER THE INTERNET ARE INCLUDED IMMEDIATELY FOLLOWING THIS NOTICE. IT IS IMPORTANT THAT YOU PROVIDE VOTING INSTRUCTIONS PROMPTLY.

INSTRUCTIONS FOR SIGNING VOTING INSTRUCTIONS FORM

The following general rules for signing voting instructions forms may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your voting instructions form properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the voting instructions form.

2.	JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

REGISTRATION	VALID SIGNATURE

CORPORATE ACCOUNTS

(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

TRUST ACCOUNTS

(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

CUSTODIAL OR ESTATE ACCOUNTS

(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

After completing your voting instructions form, return it in the enclosed postage-paid envelope.

INSTRUCTIONS FOR VOTING BY TELEPHONE

To vote by telephone, follow the steps below.

1.	Read the accompanying proxy information and voting instructions form.

2.	Call [1-800-337-3503].

3.	Follow the recorded instructions. Have your voting instructions form ready.

You do not need to return your voting instructions form if you vote by telephone.

INSTRUCTIONS FOR VOTING OVER THE INTERNET

To vote over the Internet, follow the steps below.

1.	Read the accompanying proxy information and voting instructions form.

2.	Log on to www.proxy-direct.com.

3.	Follow the on-screen instructions.

You do not need to return your voting instructions form if you vote over the Internet.

*     *     *

If you have any questions about how to provide voting instructions, please call MSF at 1-800-638-7732.

ACQUISITION OF ASSETS AND ASSUMPTION OF LIABILITIES OF

FI VALUE LEADERS PORTFOLIO

a series of

Metropolitan Series Fund

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

BY AND IN EXCHANGE FOR SHARES OF

MFS® VALUE PORTFOLIO

also a series of

Metropolitan Series Fund

PROSPECTUS/PROXY STATEMENT

DATED DECEMBER     , 2012

This Prospectus/Proxy Statement is being furnished in connection with the proposed Agreement and Plan of Reorganization (the “Plan”) which will be submitted to shareholders of FI Value Leaders Portfolio (“FI Value Leaders”) for consideration at a Special Meeting of Shareholders to be held on February 22, 2013 at 10:00 a.m. Eastern time at the offices of MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), 501 Boylston Street, Boston, Massachusetts 02116, and any adjournments thereof (the “Meeting”).

GENERAL

Subject to the approval of FI Value Leaders’ shareholders, the Board of Trustees of Metropolitan Series Fund (“MSF”) has approved the proposed reorganization of FI Value Leaders, which is a series of MSF, into MFS® Value Portfolio (“MFS Value”), also a series of MSF. FI Value Leaders and MFS Value are sometimes referred to in this Prospectus/Proxy Statement individually as a “Portfolio” and collectively as the “Portfolios.”

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

Separate accounts established by Metropolitan Life Insurance Company (“MetLife”) and other affiliated insurance companies (each an “Insurance Company” and, collectively, the “Insurance Companies”) are the record owners of FI Value Leaders’ shares and at the Meeting will vote the shares of FI Value Leaders held in their separate accounts.

As an owner of a variable life insurance or annuity contract (a “Contract”) issued by an Insurance Company, you have the right to instruct the Insurance Company how to vote the shares of FI Value Leaders at the Meeting that are attributable to your Contract. Although you are not directly a shareholder of FI Value Leaders, you have this right because some or all of your Contract value is invested, as provided by your Contract, in FI Value Leaders. For simplicity, in this Prospectus/Proxy Statement:

•	“Record Holder” of FI Value Leaders refers to each Insurance Company which holds FI Value Leaders’ shares of record, unless indicated otherwise in this Prospectus/Proxy Statement;

•	“shares” refers generally to your shares of beneficial interest in FI Value Leaders; and

•	“shareholder” or “Contract Owner” refers to you.

In the reorganization, all of the assets of FI Value Leaders will be acquired by MFS Value in exchange for Class A, Class B, Class D and Class E shares of MFS Value and the assumption by MFS Value of the liabilities of FI Value Leaders (the “Reorganization”). MFS Value does not currently offer Class D Shares; however, MFS Value is expected to begin offering Class D shares in connection with the Reorganization. If the Reorganization is approved, shares of MFS Value will be distributed to each Record Holder in liquidation of FI Value Leaders, and FI Value Leaders will be terminated as a series of MSF. You will receive Class A, Class B, Class D or Class E shares of MFS Value, depending on the class of shares of FI Value Leaders you currently hold. Immediately after the Reorganization, you will hold that number of full and fractional shares of MFS Value which have an aggregate net asset value equal to the aggregate net asset value of the shares of FI Value Leaders you held immediately before the Reorganization. In conjunction with the Reorganization, the shareholders of the Met/Franklin Mutual Shares Portfolio (“Mutual Shares”), a series of Met Investors Series Trust (“MIST”), are being asked to approve the reorganization of that series into MFS Value (“Mutual Shares Reorganization”). The Reorganization of FI Value Leaders into MFS Value is not contingent upon the shareholders of Mutual Shares approving the Mutual Shares Reorganization.

FI Value Leaders and MFS Value are each separate diversified series of MSF, a Delaware statutory trust, which is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The primary investment objective of FI Value Leaders is substantially similar to that of MFS Value, as follows:

Portfolio	Investment Objective
FI Value Leaders	Long-term growth of capital.
MFS Value	Capital appreciation.

This Prospectus/Proxy Statement explains concisely the information about MFS Value that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference. Additional information concerning each Portfolio and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about FI Value Leaders:	How to Obtain this Information:

Prospectus of MSF relating to FI Value Leaders, dated April 30, 2012

Statement of Additional Information of MSF relating to FI Value Leaders, dated April 30, 2012, as amended on June 6, 2012

Annual Report of MSF relating to FI Value Leaders for the year ended December 31, 2011

Semiannual Report of MSF relating to FI Value Leaders for the six month period ended June 30, 2012

Copies are available upon request and without charge if you: • Write to MSF at the address listed on the cover page of this Prospectus/Proxy Statement; or • Call (800) 638-7732 toll-free.

Information about MFS Value:	How to Obtain this Information:

Prospectus of MSF relating to MFS Value, dated April 30, 2012, which accompanies this Prospectus/Proxy Statement

Statement of Additional Information of MSF relating to MFS Value, dated April 30, 2012, as amended on June 6, 2012

Annual Report of MSF relating to MFS Value for the year ended December 31, 2011

Semiannual Report of MSF relating to MFS Value for the six month period ended June 30, 2012

Copies are available upon request and without charge if you: • Write to MSF at the address listed on the cover page of this Prospectus/Proxy Statement; or • Call (800) 638-7732 toll-free.

Information about the Reorganization:	How to Obtain this Information:
Statement of Additional Information dated December , 2012, which relates to this Prospectus/Proxy Statement and the Reorganization	A copy is available upon request and without charge if you: • Write to MSF at the address listed on the cover page of this Prospectus/Proxy Statement; or • Call (800) 638-7732 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to FI Value Leaders and MFS Value contained in the Prospectuses of MSF dated April 30, 2012 (SEC File No. 811-03618) is incorporated by reference into this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) The Statement of Additional Information dated December     , 2012 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the Annual Reports of MSF relating to FI Value Leaders and MFS Value for the year ended December 31, 2011 (SEC File No. 811-03618), the Semiannual Reports of MSF relating to FI Value Leaders and MFS Value for the six month period ended June 30, 2012 (SEC File No. 811-03618), and pro forma financial information of MSF relating to MFS Value for the twelve month period ended June 30, 2012, is incorporated by reference into this document.

An investment in MFS Value through a Contract:

•	is not a deposit of, or guaranteed by, any bank

•	is not insured by the FDIC, the Federal Reserve Board or any other government agency

•	is not endorsed by any bank or government agency

•	involves investment risk, including possible loss of the purchase payment of your original investment

Page
SUMMARY	5
Why is the Reorganization being proposed?	5
What are the key features of the Reorganization?	5
After the Reorganization, what shares of MFS Value will I own?	5
How will the Reorganization affect me?	6
Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?	6
How do the Trustees recommend that I vote?	7
Who will be the adviser and subadviser of my Portfolio after the Reorganization?	7
How do the Portfolios’ investment objectives and principal investment strategies compare?	7
Are the risk factors for the Portfolios similar?	7
How do the Portfolios’ fees and expenses compare?	8
What will be the primary federal tax consequences of the Reorganization?	10
COMPARISON OF THE PORTFOLIOS	11
What are the principal risks of investing in each Portfolio?	11
Are there any other risks of investing in each Portfolio?	15
How do the Portfolios’ investment objectives and principal investment strategies compare?	16
How do the Portfolios’ portfolio turnover rates compare?	17
How do the Portfolios’ performance records compare?	17
Who will be the adviser, subadviser and portfolio managers of my Portfolio after the Reorganization? What will the management fee be after the Reorganization?	19
INFORMATION ABOUT THE REORGANIZATION	22
Reasons for the Reorganization	22
Agreement and Plan of Reorganization	23
Federal Income Tax Consequences	24
Pro Forma Capitalization	25
Distribution of Shares	27
Purchase and Redemption Procedures	27
Exchange Privileges	28
Dividend Policy	28
Tax Information	28
Payments to Insurance Companies and Their Affiliates	28
COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS	29
Form of Organization	29
Capitalization	29
Shareholder Liability	29
Shareholder Meetings and Voting Rights	30
Liquidation	30
Liability and Indemnification of Trustees	31
VOTING INFORMATION CONCERNING THE MEETING	32
Shareholder Information	34
Control Persons and Principal Holders of Securities	34
FINANCIAL STATEMENTS AND EXPERTS	34
LEGAL MATTERS	34
ADDITIONAL INFORMATION	35
OTHER BUSINESS	35
Exhibit A—Form of Agreement and Plan of Reorganization	A-1

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statement of Additional Information relating to the Portfolios and the form of the Agreement and Plan of Reorganization (the “Plan”), which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

The Reorganization is part of a restructuring that is designed to eliminate the offering of overlapping funds in the MetLife families of funds with similar investment objectives and similar principal investment strategies and that serve as funding vehicles for insurance contracts that are offered by affiliates of MetLife. FI Value Leaders and MFS Value have substantially similar investment objectives and similar principal investment strategies. Class A, Class B and Class E shares of MFS Value outperformed Class A, Class B and Class E shares, respectively, of FI Value Leaders for the one-, five- and ten-year periods, as applicable, ended December 31, 2011. In addition, following the Reorganization, MFS Value’s total annual operating expenses for Class A, Class B, Class D and Class E shares, before and after fee waivers, are expected to be lower than FI Value Leaders’ total annual operating expenses for Class A, Class B, Class D and Class E shares, respectively, prior to the Reorganization. Consequently, the Adviser has recommended that FI Value Leaders merge into MFS Value, which has a substantially similar investment objective and similar principal investment strategies, better past performance and lower total operating expenses. Moreover, following the Reorganization, MFS Value may in the future benefit from lower expenses that are achieved through economies of scale. MFS Value’s subadviser has agreed to pay all of the costs of the Meeting and any adjourned session, all of the costs associated with this proxy solicitation and all of the expenses associated with the preparation of this Prospectus/Proxy Statement and any of its enclosures. Accordingly, the Board of Trustees of MSF believes that the Reorganization is in the best interests of FI Value Leaders.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the in-kind transfer of all of the assets of FI Value Leaders to MFS Value in exchange for Class A, Class B, Class D and Class E shares of MFS Value;

•	the assumption by MFS Value of all of the liabilities of FI Value Leaders;

•

the liquidation of FI Value Leaders by distribution of Class A, Class B, Class D and Class E shares of MFS Value to FI Value Leaders’ Class A, Class B, Class D and Class E shareholders, respectively; and

•	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about April 29, 2013.

After the Reorganization, what shares of MFS Value will I own?

If you own Class A, Class B, Class D or Class E shares of FI Value Leaders, you will own Class A, Class B, Class D or Class E shares, respectively, of MFS Value. MFS Value does not currently offer Class D Shares; however, Class D shares are expected to be offered if the Reorganization is approved to enable the exchange of

Class D shares of FI Value Leaders for Class D shares of MFS Value. The new shares you receive will have the same total value as your shares of FI Value Leaders as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

Total portfolio operating expenses for the twelve months ended June 30, 2012 for Class A, Class B, Class D and Class E shares of FI Value Leaders were 0.75%, 1.00%, 0.85% and 0.90%, respectively, while total portfolio operating expenses, after fee waivers, for the twelve months ended June 30, 2012 for Class A, Class B and Class E shares of MFS Value were 0.61%, 0.86% and 0.76%, respectively. However, after the Reorganization, the total portfolio operating expenses, after fee waivers, for Class A, Class B, Class D and Class E shares of MFS Value are expected to be 0.59%, 0.84%, 0.69% and 0.74%, respectively. In addition, if the Mutual Shares Reorganization is approved by the shareholders of Mutual Shares, the total operating expenses, after fee waivers, for each class of MFS Value are expected to be reduced by an additional 0.01%.

The Reorganization will not affect your Contract rights. The value of your Contract will remain the same immediately following the Reorganization. MFS Value will sell its shares on a continuous basis at net asset value only to Insurance Companies. Each Insurance Company will keep the same separate account. Your Contract values will be allocated to the same separate account and that separate account will invest in MFS Value after the Reorganization. After the Reorganization, your Contract values will depend on the performance of MFS Value rather than on that of FI Value Leaders. Neither FI Value Leaders, MFS Value nor their respective shareholders will bear all of the costs of the Meeting and any adjourned session, all of the costs associated with this proxy solicitation and all of the expenses associated with the preparation of this Prospectus/Proxy Statement and any of its enclosures. All of these costs and expenses will be paid by Massachusetts Financial Services Company (the “Subadviser”), the subadviser to MFS Value.

Although FI Value Leaders and MFS Value have substantially similar investment objectives and similar principal investment strategies, some of the securities held by FI Value Leaders may need to be sold in connection with the Reorganization for the purpose of complying with the investment policies or limitations of MSF Value. If such sales occur, the transaction costs will be borne by FI Value Leaders. Such costs are ultimately borne by the Portfolio’s shareholders.

Like FI Value Leaders, MFS Value will declare and pay dividends from net investment income and will distribute net realized capital gains, if any, to the Insurance Company separate accounts (not to you) once a year. These dividends and distributions will continue to be reinvested by your Insurance Company in additional Class  A, Class B, Class D and Class E shares, as applicable, of MFS Value.

Will I be able to purchase and redeem shares, change my investment options, annuitize and receive distributions the same way?

The Reorganization will not affect your right to purchase and redeem shares, to change among the Insurance Company’s separate account options, to annuitize, or to receive distributions as permitted by your Contract. After the Reorganization, you will be able under your current Contract to purchase additional Class A, Class B, Class D or Class E shares, as applicable, of MFS Value. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Trustees recommend that I vote?

The Board of Trustees of MSF, including the Trustees who are not “interested persons” of MSF (the “Independent Trustees”), as such term is defined in the 1940 Act, has concluded that the Reorganization would be in the best interests of FI Value Leaders and that the interests of the shareholders of FI Value Leaders would not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of the shareholders of FI Value Leaders.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSED REORGANIZATION

The Board of Trustees of MSF has also approved the Plan on behalf of MFS Value.

Who will be the adviser and subadviser of my Portfolio after the Reorganization?

MetLife Advisers serves as the investment adviser to MFS Value and the Subadviser serves as the subadviser to MFS Value. For more information, see “Comparison of the Portfolios—Who will be the adviser, subadviser and portfolio manager of my Portfolio after the Reorganization? What will the management fee be after the Reorganization?”

How do the Portfolios’ investment objectives and principal investment strategies compare?

The investment objective of FI Value Leaders is substantially similar to that of MFS Value, and the principal investment strategies of the Portfolios are similar. The investment objective of each Portfolio is non-fundamental, which means that it may be changed by vote of the Trustees and without shareholder approval.

Although the principal investment strategies for FI Value Leaders are similar to those for MFS Value, there are some differences between the Portfolios. FI Value Leaders invests primarily in common stocks of well-known and established companies. MFS Value invests, under normal market conditions, at least 80% of its assets in the equity securities of large capitalization U.S. companies. FI Value Leaders may also invest in convertible securities and debt securities. FI Value Leaders may invest in domestic and foreign issuers; whereas MFS Value may invest 20% of its assets in foreign securities. As part of its principal investment strategies, FI Value Leaders has greater flexibility than MFS Value to invest in other types of securities and utilize additional investment strategies. For example, FI Value Leaders may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. For more information, see “Comparison of Portfolios—How do the Portfolios’ investment objectives and principal investment strategies compare?”

Are the risk factors for the Portfolios similar?

Yes. The risk factors are similar due to the substantially similar investment objectives and similar principal investment strategies of FI Value Leaders and MFS Value. For more information, see “Comparison of the Portfolios—What are the principal risks of investing in each Portfolio?” and “Comparison of the Portfolios—Are there any other risks of investing in each Portfolio?”

How do the Portfolios’ fees and expenses compare?

FI Value Leaders offers four classes of shares (Class A, Class B, Class D and Class E), while MFS Value offers three classes of shares (Class A, Class B and Class E). MFS Value does not currently offer Class D Shares;

however, MFS Value is expected to begin offering Class D shares in connection with the Reorganization. You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class B, Class D and Class E shares of each of the Portfolios. The information provided for “MFS Value (Pro Forma After Reorganization)” shows you what fees and expenses are estimated to be assuming the Reorganization takes place.

The amounts for the Class A, Class B, Class D and Class E shares of FI Value Leaders and the Class A, Class B and Class E shares of MFS Value set forth in the following table and in the example are based on the expenses for each Portfolio’s Class A, Class B, Class D and Class E shares, as applicable, for the twelve month period ended June 30, 2012. Class D shares of MFS Value reflect expenses for Class A shares of MFS Value, as adjusted to include applicable Rule 12b-1 fees. The amounts for Class A, Class B, Class D and Class E shares of MFS Value (Pro Forma After Reorganization) set forth in the following table and example are based on what expenses of MFS Value would have been for the period ended June 30, 2012, had the Reorganization taken place as of July 1, 2011. The column entitled, “MFS Value (Pro Forma After Both Reorganizations)” shows you the estimated fees and expenses of MFS Value if both the Reorganization and the Mutual Shares Reorganization take place.

THESE TABLES DO NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Shareholder Fees (fees paid directly from your investment)—None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	FI Value Leaders		MFS Value				MFS Value (Pro Forma After Reorganization)				MFS Value (Pro Forma After Both Reorganizations)
	Class A	Class B	Class A		Class B		Class A		Class B		Class A		Class B
Management Fees	0.68%	0.68%	0.69%		0.69%		0.70%		0.70%		0.70%		0.70%
Distribution and/or Service (12b-1) Fees	None	0.25%	None		0.25%		None		0.25%		None		0.25%
Other Expenses	0.07%	0.07%	0.03%		0.03%		0.02%		0.02%		0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.75%	1.00%	0.72%		0.97%		0.72%		0.97%		0.72%		0.97%
Contractual Fee Waiver	None	None	(0.11	%)(a)	(0.11	%)(a)	(0.13	%)(a)	(0.13	%)(a)	(0.14	%)(a)	(0.14	%)(a)

Total Annual Portfolio Operating Expenses After Fee Waiver	0.75%	1.00%	0.61%		0.86%		0.59%		0.84%		0.58%		0.83%

(a)	MetLife Advisers has contractually agreed, for the period April 30, 2012 through April 30, 2014, to reduce the Management Fee for each Class of MFS Value to the annual rate of 0.65% for the first $200 million of the Portfolio’s average daily net assets, 0.625% for the next $1.3 billion and 0.50% for amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of MFS Value.

	FI Value Leaders		MFS Value				MFS Value (Pro Forma After Reorganization)				MFS Value (Pro Forma After Both Reorganizations)
	Class D	Class E	Class D		Class E		Class D		Class E		Class D		Class E
Management Fees	0.68%	0.68%	0.69%		0.69%		0.70%		0.70%		0.70%		0.70%
Distribution and/or Service (12b-1) Fees	0.10%	0.15%	0.10%		0.15%		0.10%		0.15%		0.10%		0.15%
Other Expenses	0.07%	0.07%	0.03%		0.03%		0.02%		0.02%		0.02%		0.02%

Total Annual Portfolio Operating Expenses	0.85%	0.90%	0.82%		0.87%		0.82%		0.87%		0.82%		0.87%
Contractual Fee Waiver	None	None	(0.11	%)(a)	(0.11	%)(a)	(0.13	%)(a)	(0.13	%)(a)	(0.14	%)(a)	(0.14	%)(a)

Total Annual Portfolio Operating Expenses After Fee Waiver	0.85%	0.90%	0.71%		0.76%		0.69%		0.74%		0.68%		0.73%

(a)	MetLife Advisers has contractually agreed, for the period April 30, 2012 through April 30, 2014, to reduce the Management Fee for each Class of MFS Value to the annual rate of 0.65% for the first $200 million of the Portfolio’s average daily net assets, 0.625% for the next $1.3 billion and 0.50% for amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of MFS Value.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in FI Value Leaders versus MFS Value and MFS Value (Pro Forma After Reorganization), which assumes the Reorganization takes place. The column entitled, “MFS Value (Pro Forma After Both Reorganizations)” shows you examples of the total expenses assuming that the Reorganization and the Mutual Shares Reorganization both take place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that the fee waiver for MSF Value remains in effect through the specified period. The examples are for illustration only, and your actual costs may be higher or lower.

THE EXAMPLES DO NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, YOUR COSTS WOULD BE HIGHER.

Examples of Portfolio Expenses

	One Year	Three Years	Five Years	Ten Years
FI Value Leaders
Class A	$77	$240	$417	$930
Class B	$102	$318	$552	$1,225
Class D	$87	$271	$471	$1,049
Class E	$92	$287	$498	$1,108

MFS Value
Class A	$62	$219	$390	$884
Class B	$88	$298	$526	$1,180
Class D	$73	$251	$444	$1,003
Class E	$78	$267	$471	$1,062

	One Year	Three Years	Five Years	Ten Years
MFS Value (Pro Forma After Reorganization)
Class A	$60	$217	$388	$882
Class B	$86	$296	$524	$1,178
Class D	$70	$249	$442	$1,001
Class E	$76	$265	$469	$1,061

MFS Value (Pro Forma After Both Reorganizations)
Class A	$59	$216	$387	$881
Class B	$85	$295	$523	$1,177
Class D	$69	$248	$441	$1,001
Class E	$75	$264	$468	$1,060

What will be the primary federal tax consequences of the Reorganization?

Prior to and as a condition to the closing of the Reorganization, FI Value Leaders and MFS Value will have received an opinion from the law firm of Sullivan & Worcester LLP that, while the matter is not entirely free from doubt: (1) no gain or loss will be recognized by FI Value Leaders or the separate accounts through which each Insurance Company owns its shares (“Record Holders”) for federal income tax purposes as a result of receiving shares of MFS Value in connection with the Reorganization; (2) the holding period and aggregate tax basis of the shares of MFS Value that are received by the Record Holders of FI Value Leaders will be the same as the holding period and aggregate tax basis of the shares of FI Value Leaders previously held by such Record Holders, provided that such shares of FI Value Leaders are held as capital assets; (3) the holding period and tax basis of the assets of FI Value Leaders in the hands of MFS Value as a result of the Reorganization will be the same as the holding period and tax basis of such assets in the hands of FI Value Leaders immediately prior to the Reorganization; and (4) no gain or loss will be recognized by MFS Value upon the receipt of the assets of FI Value Leaders in exchange for shares of MFS Value and the assumption by MFS Value of FI Value Leaders’ liabilities.

COMPARISON OF THE PORTFOLIOS

What are the principal risks of investing in each Portfolio?

An investment in each Portfolio is subject to certain risks. There is no assurance that the investment performance of either Portfolio will be positive or that the Portfolios will meet their investment objectives. The following discussion highlights the principal risks associated with investment in each of the Portfolios.

Principal Risks of Investing in FI Value Leaders and MFS Value:

Market Risk

A Portfolio’s share price can fall because of, among other things, weakness in the broad market, a particular industry or specific holding, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The value of a particular investment may fall as a result of factors directly relating to the company that issued the investment, such as decisions made by its management or lower demand for the company’s products or services. A security’s value may also fall because of factors affecting not just the company but also companies in the same industry or in a number of different industries such as increases in production costs. In addition, an assessment by a Portfolio’s Subadviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Subadviser underweights markets or industries where there are significant returns, and could lose value if the Subadviser overweights markets or industries where there are significant declines. Stocks and other equity securities are generally considered to be more volatile than fixed income securities.

Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like the stock market generally, the investment performance of a Portfolio will fluctuate within a wide range, so an investor may lose money over short or even long periods.

Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities. During periods of extreme market volatility, prices of securities may be negatively impacted due to imbalances between market participants seeking to sell particular securities or similar securities and market participants willing or able to buy such securities. As a result, the market price of a security held by a Portfolio could decline at times without regard to the financial condition of or specific events impacting the issuer of the security.

Stocks purchased in initial public offerings (“IPOs”) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on a Portfolio’s shares.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories—large, medium and small. A Portfolio that invests primarily in one of these categories carries the risk that due to current market conditions that category may be out of favor with investors.

If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Larger, more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies. In addition, securities of these companies are subject to the risk that, during certain periods, the liquidity of particular issuers or industries will shrink or disappear with little forewarning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. There is typically less publicly available information about small capitalization companies.

Some small and medium capitalization companies also may be relatively new issuers, which carries risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

Different investment styles tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value.

Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, because growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued by a Portfolio’s Subadviser may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Convertible Securities Risk

Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. The value of a convertible security will tend to be more susceptible to fixed income security related risks (e.g., interest rate risk and credit risk) when the price of the underlying security is less than the price at which the convertible security may be converted into an equity security. Conversely, the value of a convertible security will tend to be more susceptible to equity security related risks (e.g., market risk) when the price of the underlying security is greater than the price at which the convertible security may be converted into an equity security. An issuer of convertible securities may have the right to buy back the securities at a time and a price that is disadvantageous to a Portfolio.

Foreign Investment Risk

Investments in foreign securities, including depositary receipts, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks not associated with investing in U.S. securities. These additional risks may adversely affect a Portfolio’s performance.

Investments in foreign securities, whether denominated in U.S. dollars or foreign currencies, are subject to political, social and economic developments in the countries and regions where the issuers operate or are domiciled or where the securities are traded.

Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards and practices as are U.S. companies. In addition, a Portfolio’s investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency and confiscatory taxation. Moreover, a Portfolio may have more limited recourse against an issuer than it would in the United States.

The costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. Foreign settlement and clearance procedures and trade regulations may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

To the extent a Portfolio owns foreign securities denominated in foreign currencies, directly holds foreign currencies or purchases and sells foreign currencies, changes in currency exchange rates may affect the Portfolio’s net asset value, as well as the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio’s foreign currency or securities holdings. Although a Portfolio may employ certain techniques, such as forward contracts and futures contracts, in an effort to reduce the risk of unfavorable changes in currency exchange rates, there is no assurance that those techniques will be effective. If such techniques are employed and are effective, they will generally reduce or eliminate the benefit of any changes in currency exchange rates that otherwise would have been favorable to the Portfolio.

All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries or that prevent foreign investors from withdrawing their money at will. Small securities markets and low trading volumes in emerging market countries can make investments illiquid and more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Principal Risks of Investing in FI Value Leaders Only

Interest Rate Risk

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of existing debt securities and certain dividend paying stocks tends to fall. For a Portfolio that invests its assets in debt securities or stocks purchased primarily for dividend income, when interest rates rise, the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise. The interest earned on a Portfolio’s investments in fixed income securities may decline when prevailing interest rates decline.

Interest rate risk will affect the price of a fixed income security more if the security has a longer duration. Fixed income securities with longer durations will therefore generally be more volatile than similar fixed income securities with shorter durations. The average maturity and duration of a Portfolio’s fixed income investments will affect the volatility of the Portfolio’s share price.

Some debt securities grant the issuer the right to call or repay the debt before it is due and involve the risk that an issuer will repay the principal or repurchase the security before it matures. A Portfolio may buy another security with the proceeds, but that other security might pay a lower interest rate. Also, if a Portfolio paid a premium when it bought the security, it may receive less from the issuer than it paid for the security.

Credit and Counterparty Risk

The value of a debt security is directly affected by an issuer’s ability to pay principal and interest on time. Although securities issued or guaranteed by the U.S. Government are generally considered to be subject to a relatively low amount of credit risk, most securities issued by agencies and instrumentalities of the U.S. Government are not backed by the full faith and credit of the U.S. Government and are supported only by the credit of the issuing agency or instrumentality. If a Portfolio invests in debt securities, the value of your investment may be adversely affected if a security’s credit rating is downgraded, an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults, or is perceived by other investors to be less creditworthy.

A Portfolio may also be subject to the credit risk presented by another party (counterparty credit risk) to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by the counterparty to honor an obligation to the Portfolio. If a Portfolio engages in transactions with a counterparty, the value of your investment may be adversely affected if the counterparty files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk

A Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase a Portfolio’s exposure to market risk and credit and counterparty risk. Derivatives also involve special risks and costs. For example, derivatives may be illiquid and difficult to value.

When a derivative or other instrument is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by that derivative or other instrument will be substantially offset by the gains on the hedged security, and vice versa. To the extent a Portfolio uses a derivative security or other instrument for purposes other than as a hedge, or if the Portfolio hedges imperfectly, the Portfolio will be directly exposed to the risks of that derivative or other instrument and any loss generated by that derivative or other instrument will not be offset by a gain.

Due to their complexity, derivatives may not perform as intended. As a result, a Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. A Portfolio may not be able to terminate or sell a derivative under some market conditions, which could result in substantial losses.

Derivative transactions may involve leveraging risk, which means adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in the Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes.

Each Portfolio currently claims an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), which means that it is not subject to registration or regulation as a commodity pool operator under the CEA. On February 9, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules that, upon effectiveness, may affect the Portfolio’s ability to continue to claim this exclusion. Under the amended CFTC rules, a Portfolio claiming the exclusion would be limited in its ability to use certain derivatives, such as futures, certain options, and swaps, after the effectiveness of the amended rules. If a Portfolio’s use of derivatives would prevent it from claiming the exclusion, then MetLife Advisers and/or the Subadviser would be subject to registration and regulation in its capacity as the Portfolio’s commodity pool operator, and the Portfolio would be subject to regulation under the CEA. A Portfolio may incur additional expense as a result of the CFTC’s registration and regulation obligations and its use of certain derivatives and other instruments may be limited or restricted.

Investment Company and Exchange Traded Fund Risk

Investments in open-end and closed-end investment companies and exchange traded funds, or ETFs, involve substantially the same risks as investing directly in the instruments held by these entities. However, the total return from such investments will be reduced by the operating expenses and fees of the investment company or ETF. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities depending on a variety of factors, including market supply and demand.

Portfolio Turnover Risk

The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. In addition, the Portfolio’s turnover rates may vary significantly from time to time depending on economic and market conditions. Variations in portfolio turnover rates may also be due to a fluctuating volume of subscriptions and redemptions or due to a change in an Portfolio’s subadviser. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

Are there any other risks of investing in each Portfolio?

Although not principal risks, MFS Value may also be subject to Credit and Counterparty Risk and Interest Rate Risk, each as described above. Additionally, although not principal risks, FI Value Leaders also may be subject to the risks described below:

Leveraging Risk

Derivatives and other transactions in which a Portfolio engages may give rise to a form of leverage. Transactions that may give rise to leverage include, among others, swap agreements, futures contracts, short sales, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Leveraging may cause a Portfolio’s performance to be more volatile than if the Portfolio had not been leveraged. Leveraging may expose a Portfolio to losses in excess of the amounts invested or borrowed. A Portfolio will segregate or “earmark” liquid assets on its books in an amount sufficient to cover its obligations under the transaction that gives rise to leveraging risk. The use of leverage may cause a Portfolio to liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

How do the Portfolios’ investment objectives and principal investment strategies compare?

The following table summarizes a comparison of FI Value Leaders and MFS Value with respect to their investment objectives and principal investment strategies, as set forth more fully in the Prospectuses and Statement of Additional Information relating to the Portfolios.

	FI Value Leaders	MFS Value
Investment Objective	Long-term growth of capital.	Capital appreciation.

Principal Investment Strategies

Pyramis Global Advisors, LLC (“Pyramis”), subadviser to the Portfolio, normally invests the Portfolio’s assets primarily in common stocks of well-known and established companies. Pyramis may also invest the Portfolio’s assets in convertible securities and debt securities. The Portfolio may invest in domestic and foreign issuers.

Investment Selection

Pyramis invests the Portfolio’s assets in securities of companies that possess valuable fixed assets or that it believes are undervalued in the marketplace in relation to factors such as the issuing company’s assets, earnings, or growth potential. These companies generally have one or more of the following characteristics: (1) valuable fixed assets; (2) valuable consumer or commercial franchises or potentially valuable transportation routes; (3) are selling at low market valuations of assets relative to the securities market in general, or may currently be earning a very low return on assets but which have the potential to earn higher returns if conditions in the industry improve; (4) are undervalued in relation to their potential for growth in earnings, dividends, and book value; or (5) have recently changed management or control and have the potential for a “turnaround” in earnings. The stocks of these companies are often called “value” stocks.

The Subadviser invests under normal market conditions at least 80% of the Portfolio’s assets in equity securities of large capitalization U.S. companies. Equity securities include common stocks, preferred stocks, securities convertible into common or preferred stocks and depositary receipts for equity securities. The Subadviser focuses on investing the Portfolio’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (“value” companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Portfolio may invest up to 20% of its assets in foreign securities and may have exposure to foreign currencies through its investments in these securities.

Stock Selection

The Subadviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and on their potential in light of the issuers’ current financial condition, and on market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability.

FI Value Leaders	MFS Value

In buying and selling securities for the Portfolio, Pyramis relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values.

Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

Although the principal investment strategies for FI Value Leaders are similar to those for MFS Value, there are some differences between the Portfolios. FI Value Leaders invests primarily in common stocks of well-known and established companies. MFS Value invests, under normal market conditions, at least 80% of its assets in the equity securities of large capitalization U.S. companies. FI Value Leaders may also invest in convertible securities and debt securities. FI Value Leaders may invest in domestic and foreign issuers; whereas MFS Value may invest 20% of its assets in foreign securities. As part of it principal investment strategies, FI Value Leaders may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values.

Although FI Value Leaders and MFS Value have substantially similar investment objectives and similar principal investment strategies, some of the securities held by FI Value Leaders may need to be sold in connection with the Reorganization for the purpose of complying with the investment policies or limitations of MSF Value. If such sales occur, the transaction costs will be borne by FI Value Leaders. Such costs are ultimately borne by the Portfolio’s shareholders.

How do the Portfolios’ portfolio turnover rates compare?

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, FI Value Leaders’ and MFS Value’s portfolio turnover rates were 106% and 16%, respectively, of the average value of their portfolios.

How do the Portfolios’ performance records compare?

The following charts show how the Class A, Class B, Class D and Class E shares of each Portfolio, as applicable, have performed in the past. Past performance is not an indication of future results. Effective January 7, 2008, the Subadviser became subadviser of MFS Value and MFS Value changed its investment objective and principal investment strategies. On April 28, 2008 and May 1, 2006, MFS Value and its predecessor portfolio, respectively, merged with another portfolio and assumed that other portfolio’s performance information. As a result, the performance information for MFS Value reflects the management of the Subadviser for MFS Value and its predecessor portfolios.

PAST PERFORMANCE DOES NOT REFLECT THE FEES, EXPENSES OR WITHDRAWAL CHARGES IMPOSED BY THE CONTRACTS FOR WHICH THE PORTFOLIOS SERVE AS INVESTMENT VEHICLES. IF THOSE FEES AND EXPENSES HAD BEEN INCLUDED, PERFORMANCE WOULD BE LOWER.

The bar charts below show the performance of each Portfolio’s Class A shares for each full calendar year since inception and indicates how each Portfolio has varied from year to year. These charts include the effects of Portfolio expenses. FI Value Leaders and MFS Value can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Year-by-Year Total Return as of December 31 of Each Year

FI Value Leaders Class A Shares

Highest Quarter:            3rd – 2009            19.46%

Lowest Quarter:            4th – 2008            -22.26%

MFS Value Class A Shares

Highest Quarter:            2nd – 2009            15.79%

Lowest Quarter:            4th – 2008            -18.68%

The next set of tables lists the average annual total return of the Class A, Class B, Class D and Class E shares of FI Value Leaders for the one-, five- and ten-year periods and since inception (ended December 31, 2011) and Class A, Class B and Class E shares of MFS Value for the one-, five- and ten-year periods (ended December 31, 2011). These tables include the effects of portfolio expenses and compare each Portfolio’s average annual compounded total returns for each class with index returns. A description of the relevant indices can be found following the table. It is not possible to invest directly in an index.

Average Annual Total Return as of December 31, 2011

FI Value Leaders	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A shares	-6.15%	-3.58%	1.84%	—	—
Class B shares	-6.38%	-3.83%	N/A	3.98%	7-30-02
Class D shares	-6.25%	-3.68%	N/A	-2.63%	5-02-06
Class E shares	-6.30%	-3.72%	1.70%	—	—
Russell Value 1000 Index (reflects no deduction for mutual fund fees or expenses)	0.39%	-2.64%	3.89%	—	—

MFS Value	1 Year	5 Years	10 Years
Class A shares	0.85%	-0.28%	4.80%
Class B shares	0.64%	-0.53%	4.55%
Class E shares	0.81%	-0.43%	4.65%
Russell Value 1000 Index (reflects no deduction for mutual fund fees or expenses)	0.39%	-2.64%	3.89%

+	Prior to April 28, 2008, there were no Class B shares outstanding for MFS Value’s predecessor funds. Accordingly, the performance shown for Class B shares prior to that date is the performance of Class A shares adjusted to reflect the 0.25% 12b-1 fees for the Class B shares.

The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

For a detailed discussion of the manner of calculating total return, please see the Statement of Additional Information for MFS Value. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Important information about MFS Value is also contained in management’s discussion of MFS Value performance which appears in the most recent Annual Report of MSF relating to MFS Value.

Who will be the adviser, subadviser and portfolio managers of my Portfolio after the Reorganization? What will the management fee be after the Reorganization?

Management of the Portfolios

The overall management of FI Value Leaders and of MFS Value is the responsibility of, and is supervised by, the Board of Trustees of MSF.

Adviser

MetLife Advisers, LLC is the investment manager for MFS Value. MetLife Advisers selects and pays the fees of the Subadviser for MFS Value and monitors the Subadviser’s investment program. MetLife Investors Group, Inc., an affiliate of MetLife, owns all of the outstanding common shares of MetLife Advisers.

Facts about MetLife Advisers:

•	MetLife Advisers is an affiliate of MetLife.

•

MetLife Advisers manages a family of investment portfolios sold to separate accounts of MetLife and its affiliates to fund variable life insurance contracts and variable annuity certificates and contracts, with assets of approximately $132.68 billion as of September 30, 2012.

•	MetLife Advisers is located at 501 Boylston Street, Boston, Massachusetts 02116.

MSF relies on an exemptive order from the SEC that permits MetLife Advisers to enter into a new subadvisory agreement with either a current or a new subadviser that is not an affiliate of MetLife Advisers or MSF, without obtaining shareholder approval. The Trustees of MSF must approve any new subadvisory agreements entered into in reliance on the exemptive order, and MSF must comply with certain other conditions set forth in the order.

The exemptive order also permits MSF to continue to employ an existing subadviser, or to amend an existing subadvisory agreement, without shareholder approval after certain events that would otherwise require a shareholder vote. Any new or amended subadvisory agreement must be approved by the Trustees of MSF. MSF will notify shareholders of any subadviser changes and any other event of which notification is required under the exemptive order.

Subadviser

Massachusetts Financial Services Company is the investment subadviser to MFS Value. Pursuant to a Subadvisory Agreement with MetLife Advisers, the Subadviser continuously furnishes an investment program for MFS Value, makes day-to-day investment decisions on behalf of the Portfolio, and arranges for the execution of portfolio transactions.

Facts about the Subadviser:

•

The Subadviser is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which is in turn an indirect, majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company).

•	The Subadviser had assets under management of approximately $302.6 billion as of September 30, 2012.

•	The Subadviser is located at 500 Boylston Street, Boston, Massachusetts 02116.

Portfolio Management

•

Nevin P. Chitkara and Steven R. Gorham, co-managers of MFS Value, have been jointly and primarily responsible for the day-to-day management of the Portfolio since January 7, 2008. Mr. Gorham was a manager of the Travelers Strategic Trust MFS Value predecessor from 2002 to 2006 and continued as a manager of the MIST MFS Value predecessor until 2008. Mr. Chitkara was a manager of the MIST MFS Value predecessor from 2006 to 2008.

Please refer to MSF’s Statement of Additional Information for information about the portfolio managers’ compensation, other accounts managed and ownership of securities in MFS Value.

Management Fees

For its management and supervision of the daily business affairs of MFS Value, MetLife Advisers is entitled to receive a monthly fee at an annual rate of a percentage of the Portfolio’s average daily net assets as follows: 0.75% for the first $250 million of the Portfolio’s average daily net assets, 0.70% for the next $2.25 billion, 0.675% for the next $2.5 billion and 0.65% for amounts over $5 billion. For the year ended December 31, 2011, the Portfolio paid MetLife Advisers an investment advisory fee of 0.59% of the Portfolio’s average daily net assets.

MetLife Advisers has contractually agreed, for the period April 30, 2012 through April 30, 2014, to reduce the management fee for each class of MFS Value to the annual rate of 0.65% for the first $200 million of the Portfolio’s average daily net assets, 0.625% for the next $1.3 billion and 0.50% for amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of MFS Value.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is part of an overall plan to reduce the number of portfolios with overlapping investment objectives and policies in the families of funds which serve as funding vehicles for insurance contracts issued by the Insurance Companies and their affiliates. Reducing the number of overlapping portfolios is expected to eliminate some redundancy within the families of funds.

At a meeting held on November 12-13, 2012, all of the Trustees of MSF, including the Independent Trustees, considered and approved the Reorganization; they determined that the Reorganization was in the best interests of FI Value Leaders, and that the interests of existing shareholders of FI Value Leaders will not be diluted as a result of the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information that was provided by the management of FI Value Leaders about the Portfolios and the terms of the proposed Reorganization. The information provided by management showed that the Reorganization presented the potential for current FI Value Leaders shareholders to invest in a Portfolio with better past performance and lower total operating expenses. Specifically, the Trustees noted that the Class A, Class B and Class E shares of MFS Value had outperformed Class A, Class B and Class E shares, respectively, of FI Value Leaders for the one-, five- and ten-year periods, as applicable, ended December 31, 2011. In addition, the Trustees noted that shareholders of FI Value Leaders may benefit from the Reorganization because, following the Reorganization, MFS Value’s total annual operating expenses for Class A, Class B, Class D and Class E shares, after fee waivers, are expected to be lower than FI Value Leaders’ total annual operating expenses for Class A, Class B, Class D and Class E shares, respectively, prior to the Reorganization. The Trustees also took into account the anticipated adverse impact of another merger that had been separately recommended by the Adviser on the total portfolio operating expenses of FI Value Leaders following the Reorganization because the selling portfolio in that other proposed reorganization is a large shareholder of FI Value Leaders.

The combination of the two Portfolios which have substantially similar investment objectives and similar principal investment strategies is also expected to result in operational efficiencies for MFS Value following the Reorganization, although no assurance can be given that these efficiencies will be achieved.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;

•	the fact that the Reorganization would not result in the dilution of the interests of the shareholders of FI Value Leaders;

•	the fact that FI Value Leaders and MFS Value have substantially similar investment objectives and similar principal investment strategies;

•

the fact that the Subadviser will bear the costs of the Meeting and any adjourned session, all of the costs associated with this proxy solicitation and all of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement and any of its enclosures, and that no portion of these costs or expenses will be borne by FI Value Leaders, MFS Value or their respective shareholders;

•	the anticipated transaction costs associated with the Reorganization;

•

the benefits to shareholders, including operating efficiencies, which may be achieved from participating in the restructuring of the investment portfolios to be offered in connection with each Insurance Company’s insurance and annuity products;

•	the fact that MFS Value will assume all of the liabilities of FI Value Leaders;

•	the fact that the Reorganization is expected to be a tax free transaction for federal income tax purposes; and

•	alternatives available to shareholders of FI Value Leaders, including the ability to exchange their shares for shares of other funds that are offered as investment options under their Contracts.

During their consideration of the Reorganization, the Trustees of MSF met with counsel to MSF and independent legal counsel to the Independent Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any particular benefit will in fact be realized, the Trustees of MSF concluded that the proposed Reorganization would be in the best interests of FI Value Leaders. Consequently, they approved the Plan and directed that the Plan be submitted to the shareholders of FI Value Leaders for approval.

The Trustees, including the Independent Trustees, also considered and approved the Reorganization, including the Plan, on behalf of MFS Value based upon determinations that the Reorganization is in the best interests of MFS Value, and that the interests of the existing shareholders of MFS Value would not be diluted as a result of the Reorganization.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of FI Value Leaders will be acquired by MFS Value in exchange for shares of MFS Value and the assumption by MFS Value of all of the liabilities of FI Value Leaders on or about April 29, 2013 or such other date as may be agreed upon by the parties (the “Closing Date”). FI Value Leaders will prepare an unaudited statement of its assets and liabilities as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually at 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date (the “Valuation Date”).

On or prior to the Closing Date, FI Value Leaders will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Portfolio’s Record Holders all of the Portfolio’s investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the Portfolio’s net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

The number of full and fractional Class A, Class B, Class D and Class E shares of MFS Value to be received by the Record Holders of FI Value Leaders will be determined by dividing the net asset value of the Class A, Class B, Class D and Class E shares of FI Value Leaders by the net asset value of one share of the corresponding class of MFS Value. These computations will take place as of the Valuation Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

State Street Bank and Trust Company, the custodian for both Portfolios, will compute the value of each Portfolio’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of MFS Value, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

As soon after the Closing Date as conveniently practicable, FI Value Leaders will liquidate and distribute pro rata to the Record Holders as of the close of business on the Valuation Date the full and fractional shares of

MFS Value received by FI Value Leaders. The liquidation and distribution will be accomplished by the establishment of accounts in the names of FI Value Leaders’ Record Holders on MFS Value’s share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of MFS Value due to FI Value Leaders’ Record Holders. All issued and outstanding shares of FI Value Leaders will be canceled. The shares of MFS Value to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, FI Value Leaders will be terminated as a series of MSF.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by FI Value Leaders’ shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of FI Value Leaders’ shareholders, the Plan may be terminated (a) by the mutual agreement of FI Value Leaders and MFS Value or (b) at or prior to the Closing Date by either party (1) because of a material breach by the other party of any representation, warranty, covenant, or agreement contained in the Plan to be performed at or prior to the Closing Date, or (2) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

If the Reorganization is consummated, the Subadviser will pay all of the costs of the Meeting and any adjourned session, all of the costs associated with this proxy solicitation (including the cost of any proxy-soliciting agent) and all of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement and any of its enclosures. If the Reorganization is not consummated, no portion of these costs or expenses will be borne directly or indirectly by FI Value Leaders, MFS Value or their shareholders. MetLife Advisers or one of its affiliates will pay such costs and expenses.

Neither the Reorganization nor the Mutual Shares Reorganization is contingent upon the other reorganization being approved. If FI Value Leaders’ shareholders do not approve the Reorganization or Mutual Shares’ shareholders do not approve the Mutual Shares Reorganization, the Trustees of MSF and MIST, respectively, will consider other possible courses of action in the best interests of shareholders of the respective Portfolios.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of the Reorganization, FI Value Leaders and MFS Value will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Portfolios, for federal income tax purposes, upon consummation of the Reorganization, and while the matter is not entirely free from doubt:

(1)	The transfer of all of the assets of FI Value Leaders solely in exchange for shares of MFS Value and the assumption by MFS Value of the liabilities of FI Value Leaders, followed by the distribution of MFS Value’s shares to the Record Holders of FI Value Leaders in dissolution and liquidation of FI Value Leaders , will constitute a “reorganization” within the meaning of section 368(a) of the Code, and FI Value Leaders and MFS Value will each be a “party to a reorganization” within the meaning of section 368(b) of the Code;

(2)	No gain or loss will be recognized by MFS Value upon the receipt of the assets of FI Value Leaders solely in exchange for the shares of MFS Value and the assumption by MFS Value of the liabilities of FI Value Leaders;

(3)	No gain or loss will be recognized by FI Value Leaders on the transfer of its assets to MFS Value in exchange for MFS Value’s shares and the assumption by MFS Value of the liabilities of FI Value Leaders or upon the distribution (whether actual or constructive) of MFS Value’s shares to FI Value Leaders’ Record Holders in exchange for their shares of FI Value Leaders;

(4)	No gain or loss will be recognized by FI Value Leaders’ Record Holders upon the exchange of their shares of FI Value Leaders for shares of MFS Value in liquidation of FI Value Leaders;

(5)	The aggregate tax basis of the shares of MFS Value received by each Record Holder of FI Value Leaders pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of FI Value Leaders held by such Record Holder immediately prior to the Reorganization, and the holding period of the shares of MFS Value received by each Record Holder of FI Value Leaders will include the period during which the shares of FI Value Leaders exchanged therefor were held (provided that the shares of FI Value Leaders were held as a capital asset on the date of the Reorganization);

(6)	The tax basis of the assets of FI Value Leaders acquired by MFS Value will be the same as the tax basis of such assets to FI Value Leaders immediately prior to the Reorganization, and the holding period of such assets in the hands of MFS Value will include the period during which the assets were held by FI Value Leaders; and

(7)	MFS Value will succeed to and take into account the capital loss carryovers, if any, of FI Value Leaders described in Section 381(c) of the Code. MFS Value will take any capital loss carryovers into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, each Record Holder of FI Value Leaders would recognize a taxable gain or loss equal to the difference between its tax basis in its FI Value Leaders shares and the fair market value of the shares of MFS Value it received. However, assuming each Contract that holds interests in a Record Holder is treated as a variable annuity for federal income tax purposes, each Contract Owner would not recognize taxable income in that event.

MFS Value’s utilization after the Reorganization of any pre-Reorganization realized or built-in losses of FI Value Leaders to offset gains realized by MFS Value could be subject to limitation in future years.

Pro Forma Capitalization

The first table sets forth the capitalization of FI Value Leaders and MFS Value as of June 30, 2012 and the capitalization of MFS Value on a pro forma basis as of that date, giving effect to the proposed acquisition of the assets and the assumption of the liabilities of FI Value Leaders by MFS Value at net asset value, assuming only the Reorganization occurs. The second table sets forth the capitalization of FI Value Leaders and MFS Value as of June 30, 2012 and the capitalization of MFS Value on a pro forma basis as of that date, assuming that the Reorganization and the Mutual Shares Reorganization both take place. The pro forma data reflects an exchange ratio of approximately 10.8205 Class A shares, 10.8454 Class B shares, 10.8041 Class D shares, and 10.8346 Class E shares of MFS Value for each Class A, Class B, Class D and Class E shares of FI Value Leaders, respectively.

Capitalization of FI Value Leaders, MFS Value and MFS Value (Pro Forma After Reorganization)

	FI Value Leaders	MFS Value	Adjustments	MFS Value Pro Forma (After Reorganization)
Net Assets Class A Class B Class D Class E Total Net Assets	$230,286,115 $ 54,587,085 $ 95,854,958 $ 20,776,117 $401,504,275	$2,256,908,454 $ 238,666,180 — $ 58,268,516 $2,553,843,150	— * — * — * — *	$2,487,194,569 $ 293,253,265 $ 95,854,958 $ 79,044,633 $2,955,347,425

	FI Value Leaders	MFS Value		Adjustments	MFS Value Pro Forma (After Reorganization)
Net Asset Value Per Share
Class A Class B Class D Class E	$ 138.61 $ 138.17 $ 138.40 $ 138.25	$ 12.81 $ 12.74 — $ 12.76			$ 12.81 $ 12.74 $ 12.81 $ 12.76

Shares Outstanding Class A Class B Class D Class E Total Shares Outstanding	1,661,379 395,072 692,612 150,278 2,899,341	176,145,020 18,738,211 — 4,567,082 199,450,313	(a)	16,315,679(b) 3,889,629(b) 6,790,211(b) 1,477,944(b) 28,473,463(b)	194,122,078 23,022,912 7,482,823 6,195,304 230,823,117

*	All of the costs of the Meeting and any adjourned session, all of the costs associated with this proxy solicitation and all of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement and any of its enclosures that are incurred by FI Value Leaders or MFS Value will be paid by the Subadviser.

(a)	No Class D shares of MFS Value were outstanding on June 30, 2012.

(b)	Reflects change in shares outstanding due to issuance of Class A, Class B, Class D and Class E shares of MFS Value in exchange for Class A, Class B, Class D and Class E shares, respectively, of FI Value Leaders based upon the net asset value of MFS Value’s Class A, Class B, Class D and Class E shares, respectively, at June 30, 2012.

Capitalization of FI Value Leaders, Mutual Shares, MFS Value and MFS Value (Pro Forma After Both Reorganizations)

	FI Value Leaders	Mutual Shares		MFS Value		Adjustments		MFS Value Pro Forma (After Both Reorganizations)
Net Assets Class A Class B Class D Class E Total Net Assets	$230,286,115 $ 54,587,085 $ 95,854,958 $ 20,776,117 $401,504,275	$327,182,214 $352,766,153 — — $679,948,367		$2,256,908,454 $ 238,666,180 — $ 58,268,516 $2,553,843,150		— — — —	* * * *	$2,814,376,783 $ 646,019,418 $ 95,854,958 $ 79,044,633 $3,635,295,792

Net Asset Value Per Share Class A Class B Class D Class E	$ 138.61 $ 138.17 $ 138.40 $ 138.25	$ 7.09 $ 7.03 — —		$ 12.81 $ 12.74 — $ 12.76				$ 12.81 $ 12.74 $ 12.81 $ 12.76

Shares Outstanding Class A Class B Class D Class E Total Shares Outstanding	1,661,379 395,072 692,612 150,278 2,899,341	46,157,144 50,177,236 — — 96,334,380	(a) (a)	176,145,020 18,738,211 — 4,567,082 199,450,313	(b)	(4,300,308 (18,597,957 6,790,211 1,477,944 (14,630,110)	)(c)(d) )(c)(d) (d) (d) (c)(d)	219,663,235 50,712,562 7,482,823 6,195,304 284,053,924

*	All of the costs of the Meeting and any adjourned session, all of the costs associated with this proxy solicitation and all of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement and any of its enclosures that are incurred by FI Value Leaders, Mutual Shares or MFS Value will be paid by the Subadviser.

(a)	No Class D or Class E shares of Mutual Shares were outstanding on June 30, 2012.

(b)	No Class D shares of MFS Value were outstanding on June 30, 2012.

(c)	Reflects change in shares outstanding due to issuance of Class A and Class B shares of MFS Value in exchange for Class A and Class B shares, respectively, of Mutual Shares based upon the net asset value of MFS Value’s Class A and Class B shares, respectively, at June 30, 2012.

(d)	Reflects change in shares outstanding due to issuance of Class A, Class B, Class D and Class E shares of MFS Value in exchange for Class A, Class B, Class D and Class E shares, respectively, of FI Value Leaders based upon the net asset value of MFS Value’s Class A, Class B, Class D and Class E shares, respectively, at June 30, 2012.

The tables set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Portfolio at the time of the Reorganization.

Distribution of Shares

All portfolios of MSF sell shares to the separate accounts of the Insurance Companies as a funding vehicle for the Contracts offered by the Insurance Companies. Expenses of MFS Value are passed through to the Insurance Company’s separate accounts and are ultimately borne by Contract Owners. In addition, other fees and expenses are assessed by the Insurance Company at the separate account level. (The Insurance Company Contract Prospectus describes all fees and charges relating to a Contract.) MFS Value may also offer shares to other separate accounts of other insurers if approved by the Board of Trustees of MSF.

MetLife Investors Distribution Company (“MID”), an affiliate of MetLife, serves as the distributor for MSF’s shares. The address of MID is 5 Park Plaza, Irvine, California 96214. MID and its affiliates distribute the Contracts, and MFS Value’s shares underlying such Contracts, directly and through broker-dealers, banks or other financial intermediaries. FI Value Leaders currently offers Class A, Class B, Class D and Class E shares, while MFS Value currently offers Class A, Class B and Class E shares. MFS Value does not currently offer Class D Shares; however, MFS Value is expected to begin offering Class D shares in connection with the Reorganization. Each Class bears its own distribution expenses, if any.

In the proposed Reorganization, shareholders of FI Value Leaders owning Class A, Class B, Class D or Class E shares will receive Class A, Class B, Class D or Class E shares, respectively, of MFS Value. Class A shares are sold at net asset value without any initial or deferred sales charges and are not subject to distribution-related or shareholder servicing-related fees. No Rule 12b-1 plan has been adopted for the Class A shares of MFS Value. Class B shares of MFS Value are sold at net asset value without any initial or deferred sales charges. A Rule 12b-1 plan has been adopted for the Class B, Class D and Class E shares of MFS Value under which the Portfolio may pay for distribution-related expenses at an annual rate of 0.25%, 0.10% and 0.15%, respectively, of average daily net assets attributable to the applicable Class.

In connection with the Reorganization, no sales charges are imposed. Certain sales or other charges are imposed by the Contracts for which MFS Value serves as an investment vehicle. More detailed descriptions of the classes of shares and the distribution arrangements applicable to each class of shares are contained in the Prospectus and Statement of Additional Information relating to MFS Value.

Purchase and Redemption Procedures

The Prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of a Portfolio. No fee is charged by a Portfolio for selling (redeeming) shares. The Contract Prospectus describes whether an Insurance Company charges any fees for redeeming your interest in a Contract.

A Portfolio buys or sells shares at net asset value per share of the Portfolio for orders received on a given day, and the Insurance Company uses this value to calculate the value of your interest in your Contract.

MID and its affiliates place orders for the purchase or redemption of shares of MFS Value based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Orders are effected at the net asset value per share for MFS Value determined on that same date, without the imposition of any sales commission or redemption charge. The Insurance Company uses this net asset value to calculate the value of your interest in your Contract.

Exchange Privileges

The Contract Prospectus indicates whether an Insurance Company charges any fees for moving your assets from one investment option to another. No fees for exchanges are charged by MSF.

Dividend Policy

Each Portfolio has the same distribution policy. Each Portfolio declares and distributes its dividends from net investment income, including any short-term capital gains, to the Insurance Company separate accounts at least once a year and not to you, the Contract Owner. These distributions are in the form of additional shares of stock and not cash. The result is that a Portfolio’s investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. All net realized long- or short-term capital gains of each Portfolio are also declared and distributed once a year and reinvested in the Portfolio.

Each Portfolio has qualified, and MFS Value intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Portfolio must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Portfolio distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its Record Holders, it is expected that a Portfolio will not be required to pay any federal income taxes on the amounts distributed to its Record Holders.

Tax Information

No discussion is included here as to the federal income tax consequences at the shareholder level because the separate accounts are the only Record Holders of the Portfolios’ shares. For information regarding the tax consequences of Contract ownership, please see the prospectus for the relevant Contract.

Payments to Insurance Companies and Their Affiliates

Neither Portfolio is sold directly to the general public but instead each Portfolio is offered as an underlying investment option for Contracts issued by Insurance Companies that are affiliated with the Portfolios and MetLife Advisers. As a result of these affiliations, the Insurance Companies may benefit more from offering a Portfolio as an investment option in the Contracts than offering other unaffiliated portfolios. The Portfolios and their related companies may also make payments to the sponsoring Insurance Companies (or their affiliates) for distribution and/or other services. The benefits to the Insurance Companies of offering the Portfolios over unaffiliated portfolios and these payments may be factors that the Insurance Companies consider in including the Portfolios as an underlying investment option in the Contracts and may create a conflict of interest. The prospectus for your Contract contains additional information about these payments.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

As a Delaware statutory trust, the operation of MSF is governed by its Agreement and Declaration of Trust and By-Laws, and applicable Delaware and federal law. Shareholders of FI Value Leaders who are entitled to instruct the Insurance Companies to vote at the Meeting may obtain a copy of MSF’s Agreement and Declaration of Trust and By-Laws, without charge, upon written or oral request to MSF at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement. Any discussion of the “Trust” in this section refers to MSF its Agreement and Declaration of Trust.

Form of Organization

As noted above, MSF is organized as a Delaware statutory trust. MSF is an open-end management investment company registered with the SEC under the 1940 Act, and is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of MSF consist of FI Value Leaders, MFS Value, and other mutual funds of various asset classes. MSF currently offers certain shares of its portfolios to insurance company separate accounts to serve as an investment vehicle for variable annuity contracts and variable life insurance policies issued by certain insurance companies. Each is governed by the Agreement and Declaration of Trust, By-Laws, Board of Trustees and Delaware and federal law.

Capitalization

The beneficial interests in MSF are represented by an unlimited number of transferable shares of beneficial interest, $.00001 par value per share, of one or more series. The Agreement and Declaration of Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Portfolio.

Shares of FI Value Leaders are currently offered in four classes (Class A, Class B, Class D and Class E shares), while shares of MFS Value are currently offered in three classes (Class A, Class B and Class E). MFS Value does not currently offer Class D Shares; however, MFS Value is expected to begin offering Class D shares in connection with the Reorganization. Shares of each class of a Portfolio represent an equal pro rata interest in the Portfolio with each other share of that class. Shareholders of each Portfolio are entitled to receive dividends and other amounts as determined by the Trustees.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Trust’s Agreement and Declaration of Trust (a) provides that no shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other person or persons in connection with the assets or the affairs of the Trust, or any Portfolio of the Trust, (b) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets and property of the Trust, or the particular Portfolio in question, as the case may be, and the obligation is not binding upon the shareholders of the Trust individually; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder individually; and (c) provides for indemnification out of the Trust’s property of any shareholder held personally liable for the obligations or liabilities of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder’s investment solely because of his or her status as a shareholder of the Trust is limited to circumstances in which: (1) the court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a shareholder of the Trust solely because of his or her status as a shareholder is remote.

Shareholder Meetings and Voting Rights

MSF, on behalf of FI Value Leaders and MFS Value, is not required to hold annual meetings of shareholders and neither expects to do so. MSF is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Shareholders of each Portfolio vote separately, by Portfolio, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Portfolio. Shareholders of each Portfolio vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class. Cumulative voting is not permitted in the election of Trustees of MSF.

Except when a larger quorum is required by applicable law or the applicable governing documents, with respect to MSF, 33 1/3% of the shares issued and outstanding constitutes a quorum for consideration of a matter at a shareholders’ meeting but any lesser number is sufficient for adjourned sessions. Except when a larger vote is required by applicable law or the applicable governing documents, when a quorum is present at any meeting of MSF, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee.

A Trustee of MSF may be removed at any meeting of shareholders by a vote of two-thirds of the outstanding shares of MSF. In addition, a Trustee of MSF may be removed with or without cause at any time by written instrument signed by at least two-thirds of the number of Trustees of MSF, as the case may be, prior to such removal.

Under the Trust’s Agreement and Declaration of Trust, shareholders are entitled to one vote for each share, and a fractional vote for each fraction of a share, held as to any matters on which the share is entitled to a vote.

The Trust’s Agreement and Declaration of Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) cause the Trust to merge or consolidate with or into or transfer its assets and any liabilities to one or more trusts (or series thereof to the extent permitted by law), partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to accomplish such merger or consolidation or transfer of assets and any liabilities) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume the Trust’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States, unless otherwise permitted under the 1940 Act, (2) cause any one or more Portfolio (or class) of the Trust to merge or consolidate with or into or transfer its assets and any liabilities to any one or more other Portfolio (or class) of the Trust, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations or corporations, (3) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (4) cause the Trust to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. Under the Trust’s Agreement and Declaration of Trust, the Trustees may also terminate the Trust, a Portfolio of the Trust, or a class of shares upon written notice to the shareholders of the Trust, such Portfolio or class, as the case may be.

Liquidation

In the event of the liquidation of MSF, a Portfolio, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to MSF, the Portfolio or attributable to the class over the liabilities belonging to MSF, the Portfolio or attributable to the class, as applicable. The assets so distributable will be distributed among the shareholders in proportion to the number of shares of the Portfolio or class of a Portfolio held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Trust’s Agreement and Declaration of Trust, a Trustee is liable to any person in connection with the assets or affairs of the Trust or any Portfolio only for such Trustee’s own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Trust’s Agreement and Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (1) did not act in good faith in the reasonable belief that such Trustee’s action was in or not opposed to the best interests of the Trust; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties as a Trustee; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful (collectively, “disabling conduct”). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of a quorum of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. A Portfolio may also advance money to a Trustee for expenses provided that the Trustee undertakes to repay the Portfolio if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Agreement and Declaration of Trust of MSF, its By-Laws and Delaware and federal law and is not a complete description of those documents or law. Shareholders should refer to the provisions of the Agreement and Declaration of Trust, By-Laws and Delaware and federal law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

This Prospectus/Proxy Statement is being sent to shareholders of FI Value Leaders in connection with a solicitation of voting instructions by the Trustees of MSF, to be used at the Meeting to be held at 10:00 a.m. Eastern time, February 22, 2013, at the offices of MetLife Advisers, 501 Boylston Street, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a voting instructions form, is first being mailed to shareholders of FI Value Leaders on or about January 2, 2013.

The Board of Trustees of MSF has fixed the close of business on November 30, 2012 as the record date (the “Record Date”) for determining the shareholders of FI Value Leaders entitled to receive notice of the Meeting and to give voting instructions, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof. The Insurance Companies, through their separate accounts, own all of the shares of FI Value Leaders, and are the Record Holders of the Portfolio at the close of business on the Record Date. Each Insurance Company is entitled to be present and vote at the Meeting with respect to such shares of FI Value Leaders. Each Insurance Company has undertaken to vote its shares or abstain from voting its shares of FI Value Leaders for the Contract Owners of the Portfolio in accordance with voting instructions received on a timely basis from those Contract Owners. In connection with the solicitation of such voting instructions, each Insurance Company will furnish a copy of this Prospectus/Proxy Statement to Contract Owners.

The number of shares as to which voting instructions may be given under a Contract is determined by the number of full and fractional shares of FI Value Leaders held in a separate account with respect to that particular Contract. In voting for the Reorganization, each full share of FI Value Leaders is entitled to one vote and any fractional share is entitled to a fractional vote.

If you wish to give voting instructions, you may submit the voting instructions form included with this Prospectus/Proxy Statement, vote by telephone or over the Internet by following the instructions that appear on the voting instructions form, or attend the Meeting in person and provide your voting instructions to the relevant Insurance Company. Instructions on how to complete the voting instructions form or vote by telephone or over the Internet are included immediately after the Notice of Special Meeting.

If an enclosed voting instructions form is completed, executed and returned, it may nevertheless be revoked at any time before the Meeting by mailing a written revocation or later voting instructions form to MSF at 501 Boylston Street, Boston, Massachusetts 02116 or by re-voting by calling the Vote By Phone number provided on your voting instructions form or accessing www.proxy-direct.com. You may also attend the Meeting in person to revoke previously provided voting instructions and to provide new voting instructions.

Unless revoked, all valid voting instructions received in time to be voted at the Meeting will be voted, or the Insurance Company will abstain from voting, in accordance with such voting instructions. If the enclosed voting instructions form is properly executed and returned in time to be voted at the Meeting, the shares of beneficial interest represented by the voting instructions form will be voted, or the Insurance Company will abstain from voting, in accordance with the instructions marked on the returned voting instructions form.

•

Voting instructions forms which are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

Interests in Contracts for which no timely voting instructions are received will be voted, or the Insurance Company will abstain from voting, in the same proportion as the Insurance Company votes shares for which it has received voting instructions from other Contract Owners. MSF has been advised that shares of FI Value Leaders held in the general account or unregistered separate accounts of the Insurance Companies will be represented at the Meeting by the Record Holders and voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the other shares that are voted in proportion to such voting instructions. Neither the SEC nor the Insurance Company requires any specific minimum percentage of Contract Owners to vote in order for the Insurance Company to echo vote the remaining unvoted votes. The Insurance Company seeks to obtain a reasonable level of turnout given the particular voting trend. The Insurance Company may use various methods of encouraging Contract Owners to vote, including additional solicitations. The practice of echo voting means that a small number of Contract Owners may determine the outcome of a vote.

Approval of the Plan will require the affirmative vote of a majority of the shares of FI Value Leaders outstanding at the close of business on the Record Date. The term “majority of the outstanding shares” of FI Value Leaders means the lesser of (a) the holders of 67% or more of the shares of FI Value Leaders present at the Meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of FI Value Leaders . Abstentions will be counted for purposes of determining a quorum, but will not be included in the amount of shares voted. As of the Record Date, the shareholders of record of FI Value Leaders were the Insurance Companies. Since the Insurance Companies are the legal owners of the shares, attendance by the Insurance Companies at the Meeting will constitute a quorum under the Agreement and Declaration of Trust of MSF.

Voting instructions will be solicited primarily by mailing this Prospectus/Proxy Statement and its enclosures, but voting instructions may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers and employees of MetLife Advisers, its affiliates or other representatives of MSF (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Computershare Fund Services, MSF’s proxy solicitor. All of the costs of this proxy solicitation and all of the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures (estimated at approximately $170,000) will be paid by the Subadviser. Neither FI Value Leaders, MFS Value nor their respective shareholders will bear any costs associated with this proxy solicitation or any of the expenses incurred in connection with the preparation of this Prospectus/Proxy Statement or any of its enclosures.

If shareholders of FI Value Leaders do not vote to approve the Reorganization, the Trustees of MSF will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve the Reorganization are not received, the persons named as proxies on a proxy form sent to the Record Holders may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of FI Value Leaders who objects to the proposed Reorganization will not be entitled under either Delaware law or the Agreement and Declaration of Trust of MSF to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to the Record Holders or Contract Owners for federal income tax purposes. In addition, if the Reorganization is consummated, the rights of shareholders to transfer their account balances among investment options available under the Contracts or to make withdrawals under the Contracts will not be affected.

MSF does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of MSF at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by MSF in a reasonable period of time prior to that meeting.

The votes of the shareholders of MFS Value are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

The Record Holders of FI Value Leaders on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of FI Value Leaders owned as of the Record Date. As of the Record Date, the total number of shares of FI Value Leaders outstanding and entitled to vote was as follows:

Number of Shares
Class A
Class B
Class D
Class E

As of the Record Date, there were no shares of MFS Value entitled to vote at the Meeting.

As of [November 30, 2012], the officers and Trustees of MSF beneficially owned as a group less than 1% of the outstanding shares of each FI Value Leaders and MFS Value.

Control Persons and Principal Holders of Securities

The Insurance Companies have advised MSF that as of [November 30, 2012] there were no persons owning Contracts which would entitle them to instruct the Insurance Companies with respect to more than 5% of the shares of FI Value Leaders and MFS Value, respectively.

All of the shares of FI Value Leaders and MFS Value are held of record by the Insurance Companies for allocation to the corresponding investment divisions or sub-accounts of certain of their separate accounts. Shares of the Portfolios are not offered for direct purchase by the investing public. Because the Insurance Companies through their separate accounts own 100% of the shares of FI Value Leaders and MFS Value, they may be deemed to be in control (as that term is defined in the 1940 Act) of the Portfolios.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of each of FI Value Leaders and MFS Value as of and for the year ended December 31, 2011, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference in the Registration Statement of which this Prospectus/Proxy Statement is a part. The financial statements and financial highlights for the periods indicated therein that have been incorporated by reference in the Registration Statement of which this Prospectus/Proxy Statement is a part have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports, which are incorporated by reference herein, and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of MFS Value will be passed upon by Sullivan & Worcester LLP.

ADDITIONAL INFORMATION

MSF is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Regional Offices located at 3475 Lenox Road, NE, Suite 1000, Atlanta, GA 30326; 33 Arch Street, 23rd Floor, Boston, MA 02110; 175 W. Jackson Blvd., Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036; 801 Brickell Avenue, Suite 1800, Miami, FL 33131; 3 World Financial Center, Suite 400, New York, NY 10281; 701 Market Street, Suite 2000, Philadelphia, PA 19106; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Trustees of MSF do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF MSF RECOMMEND APPROVAL OF THE PLAN AND ANY PROPERLY EXECUTED BUT UNMARKED VOTING INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

December     , 2012

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) dated as of                     , by and among (i) Metropolitan Series Fund (the “Trust”), a Delaware statutory trust established under an Agreement and Declaration of Trust dated February 16, 2012 and in effect on the date hereof, on behalf of FI Value Leaders Portfolio (the “Acquired Portfolio”), a series of the Trust, (ii) the Trust, on behalf of MFS® Value Portfolio (the “Acquiring Portfolio”), a series of the Trust, and (iii), solely with respect to paragraph 9, MetLife Advisers, LLC (“MetLife Advisers”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Portfolio in exchange solely for shares of beneficial interest of the Acquiring Portfolio, the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio and the distribution of such shares of the Acquiring Portfolio to the shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF ACQUIRED PORTFOLIO IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING PORTFOLIO SHARES AND LIQUIDATION OF ACQUIRED PORTFOLIO.

1.1	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein:

(a)	The Trust, on behalf of the Acquired Portfolio, will transfer and deliver to the Acquiring Portfolio, and the Acquiring Portfolio will acquire, all the assets of the Acquired Portfolio as set forth in paragraph 1.2;

(b)	The Acquiring Portfolio will assume all of the Acquired Portfolio’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof), including without limitation any indemnification obligations of the Acquired Portfolio, including indemnification of the officers and trustees of the Acquired Portfolio in connection with their actions related to this transaction (collectively, the “Obligations”); and

(c)	The Acquiring Portfolio will issue and deliver to the Acquired Portfolio in exchange for such assets (i) the number of full and fractional shares of each class of shares of the Acquiring Portfolio determined by dividing the net asset value of the respective class of shares of the Acquired Portfolio, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one share of the respective class of the Acquiring Portfolio, computed in the manner and as of the time and date set forth in paragraph 2.2, (with the shares of the Acquiring Portfolio to be issued and delivered in accordance with this subparagraph (c) being referred to herein as the “Acquiring Portfolio Shares”). Holders of Class A, Class B, Class D or Class E shares of the Acquired Portfolio will receive Class A, Class B, Class D or Class E shares, respectively, of the Acquiring Portfolio. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2

The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Portfolio on the closing date provided in paragraph 3.1 (the “Closing Date”), including any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Portfolio on the Closing Date.

1.3	As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), the Acquired Portfolio will liquidate and distribute to its shareholders of record (the “Acquired Portfolio Shareholders”), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1. Each Acquired Portfolio Shareholder shall be entitled to receive that proportion of each class of Acquiring Portfolio Shares (consisting, in the case of each Acquired Portfolio Shareholder, of Acquiring Portfolio Shares of the same designated class as the shares of the Acquired Portfolio which such Acquired Portfolio Shareholder holds) which the number of shares of that class of the Acquired Portfolio held by such Acquired Portfolio Shareholder bears to the total number of shares of that class of the Acquired Portfolio outstanding on the Valuation Date. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders and representing the respective number of Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio shall not be obligated to issue certificates representing Acquiring Portfolio Shares in connection with such exchange.

1.4	With respect to Acquiring Portfolio Shares distributable pursuant to paragraph 1.3 to an Acquired Portfolio Shareholder holding a certificate or certificates for shares of the Acquired Portfolio, if any, on the Valuation Date, the Trust will not permit such Shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Portfolio Shares for shares of other investment companies, effect an account transfer of such Acquiring Portfolio Shares, or pledge or redeem such Acquiring Portfolio Shares until the Trust has been notified by the Acquired Portfolio or its agent that such Shareholder has surrendered all his or her outstanding certificates for Acquired Portfolio shares or, in the event of lost certificates, posted adequate bond.

1.5	Any obligation of the Acquired Portfolio to make filings with governmental authorities is and shall remain the responsibility of the Acquired Portfolio through the Closing Date and up to and including such later date on which the Acquired Portfolio is terminated.

1.6	As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Portfolio shall furnish to the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Portfolio, a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes that will be carried over by the Acquiring Portfolio as a result of Section 381 of the Code, and certified by the Treasurer of the Trust, on behalf of the Acquired Portfolio.

1.7	As promptly as possible after the Closing Date, the Acquired Portfolio shall be terminated pursuant to the provisions of the laws of the State of Delaware, and, after the Closing Date, the Acquired Portfolio shall not conduct any business except in connection with its liquidation.

2.	VALUATION.

2.1	For the purpose of paragraph 1, the value of the assets of a class of shares of the Acquired Portfolio shall be the net asset value of such class of the Acquired Portfolio computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the “Valuation Date”) using the valuation procedures as adopted by the Board of Trustees of the Trust, and shall be certified by an authorized officer of the Trust, on behalf of the Acquired Portfolio.

2.2	For the purpose of paragraph 1, the net asset value of a share of a class of the Acquiring Portfolio shall be the net asset value per share of such class computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures as adopted by the Board of Trustees of the Trust.

3.	CLOSING AND CLOSING DATE.

3.1	The Closing Date shall be on April 29, 2013, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. on the Closing Date at the offices of MetLife Advisers, located at 501 Boylston Street, Boston, Massachusetts 02116, or at such other time and/or place as the parties may agree.

3.2

The portfolio securities of the Acquired Portfolio shall be made available by the Acquired Portfolio to State Street Bank and Trust Company, as custodian for the Acquiring Portfolio (the “Custodian”), for examination no later than thirty days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Portfolio’s cash shall be delivered by the Acquired Portfolio to the Custodian for the account of the Acquiring Portfolio, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”) and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such transfer stamps. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of “State Street Bank and Trust Company, custodian for MFS® Value Portfolio, a series of Metropolitan Series Fund”.

3.3	In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or general trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days after the original Valuation Date, this Agreement may be terminated by the Trust, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, upon written notice.

3.4	At the Closing, the Acquired Portfolio or its transfer agent shall deliver to the Acquiring Portfolio or its designated agent a list of the names and addresses of the Acquired Portfolio Shareholders and the number of outstanding shares of beneficial interest of each class of the Acquired Portfolio owned by each Acquired Portfolio Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust, on behalf of the Acquired Portfolio. The Trust, on behalf of the Acquiring Portfolio, shall provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that the Acquiring Portfolio Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. On the Liquidation Date, the Trust, on behalf of the Acquiring Portfolio, shall provide to the Acquired Portfolio evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited pro rata to open accounts in the names of the Acquired Portfolio Shareholders as provided in paragraph 1.3.

3.5	At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4.	REPRESENTATIONS AND WARRANTIES.

4.1	The Trust, on behalf of the Acquired Portfolio, represents and warrants the following to the Trust and to the Acquiring Portfolio as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its property and assets and to conduct its business as currently conducted;

(b)	The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Portfolio is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Trust’s Agreement and Declaration of Trust and the 1940 Act;

(c)	The Trust is not in violation in any material respect of any provision of its Agreement and Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Portfolio is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)	The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Portfolio or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Portfolio;

(e)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Portfolio, any of its properties or assets, or any person whom the Acquired Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Portfolio knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(f)	The unaudited statement of assets and liabilities as of June 30, 2012, the unaudited statement of operations for the six months ended June 30, 2012, the unaudited statement of changes in net assets for the six months ended June 30, 2012, and the unaudited schedule of investments as of June 30, 2012, of the Acquired Portfolio, copies of which will be furnished to the Acquiring Portfolio prior to the Closing Date, fairly reflect the financial condition and results of operations of the Acquired Portfolio as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Portfolio has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since June 30, 2012;

(g)	Since June 30, 2012, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Portfolio of indebtedness, except as disclosed in writing to the Acquiring Portfolio. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)	By the Closing Date, all federal and other tax returns and reports of the Acquired Portfolio required by law to have been filed by such date (giving effect to extensions) shall have been filed, all federal and other taxes shown to be due on said returns and reports and any assessments received by the Acquired Portfolio shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge no such return is currently under audit by the Internal Revenue Service or any state or local tax authority and no assessment has been asserted with respect to any such return;

(i)	For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Portfolio has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code, for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code and the diversification requirements of Section 817(h) of the Code and the regulations thereunder. Neither the Trust nor the Acquired Portfolio has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Sections 852 or 4982 of the Code. The Acquired Portfolio is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(j)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, par value $0.00001 per share, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquired Portfolio are Class A, Class B, Class D and Class E shares, and at the Closing Date will be Class A, Class B, Class D and Class E shares, having the characteristics described in the Acquired Portfolio’s then current prospectus or prospectuses and statement of additional information or statements of additional information (collectively, as amended or supplemented from time to time, the “Acquired Portfolio Prospectus”). All issued and outstanding shares of the Acquired Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Portfolio Prospectus), non-assessable by the Acquired Portfolio and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Portfolio are outstanding and none will be outstanding on the Closing Date;

(k)	The Acquired Portfolio’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Portfolio Prospectus, except as previously disclosed in writing to and accepted by the Acquiring Portfolio;

(l)	The execution, delivery and performance of this Agreement has been duly authorized by the Board of Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Portfolio, this Agreement will constitute the valid and binding obligation of the Acquired Portfolio enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)	The Acquiring Portfolio Shares to be issued to the Acquired Portfolio pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Portfolio Shareholders as provided in paragraph 1.3;

(n)

The information provided by the Acquired Portfolio for use in the N-14 Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information provided by the Acquired Portfolio for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, is accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

(o)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state insurance, securities or blue sky laws (which term as used in this Agreement shall include the laws of the District of Columbia and of Puerto Rico);

(p)	At the Closing Date, the Trust, on behalf of the Acquired Portfolio, will have good and marketable title to its assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Portfolio to be transferred to the Acquiring Portfolio pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Portfolio will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to and accepted by the Acquiring Portfolio. As used in this Agreement, the term “Investments” shall mean the Acquired Portfolio’s investments shown on the schedule of its investments as of June 30, 2012, referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Portfolio shall make, and changes resulting from stock dividends, stock splits, mergers and similar corporate actions through the Closing Date;

(q)	At the Closing Date, the Acquired Portfolio will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Portfolio pursuant to this Agreement, the Acquiring Portfolio will remain in compliance with such mandatory investment restrictions as are set forth in the then current prospectus or prospectuses and the statement of additional information or statements of additional information of the Acquiring Portfolio (collectively, as from time to time amended and supplemented, the “Acquiring Portfolio Prospectus”), as amended through the Closing Date; and

(r)	No registration of any of the Investments under the 1933 Act or under any state securities or blue sky laws would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Portfolio or the Acquired Portfolio, except as previously disclosed by the Acquired Portfolio to and accepted by the Acquiring Portfolio.

4.2	The Trust, on behalf of the Acquiring Portfolio, represents and warrants the following to the Trust and to the Acquired Portfolio as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its property and assets and to conduct its business as currently conducted;

(b)	The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Portfolio is a separate series thereof duly established, designated and existing in accordance with the applicable provisions of the Trust’s Agreement and Declaration of Trust and the 1940 Act;

(c)

The Acquiring Portfolio Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Portfolio is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

(d)	At the Closing Date, the Acquiring Portfolio will have good and marketable title to its assets;

(e)	The Trust is not in violation in any material respect of any provisions of its Agreement and Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquiring Portfolio is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(f)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Portfolio or any of its properties or assets. The Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

(g)	The unaudited statement of assets and liabilities as of June 30, 2012, the unaudited statement of operations for the six months ended June 30, 2012, the unaudited statement of changes in net assets for the six months ended June 30, 2012, and the unaudited schedule of investments as of June 30, 2012, of the Acquiring Portfolio, copies of which will be furnished to the Acquired Portfolio prior to the Closing Date, fairly reflect the financial condition and results of operations of the Acquiring Portfolio as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Portfolio has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statement of assets referred to above or those incurred in the ordinary course of its business since June 30, 2012;

(h)	Since June 30, 2012, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Portfolio of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(i)	By the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law to have been filed by such date (giving effect to extensions) shall have been filed, all federal and other taxes shown to be due on said returns and reports and any assessments received by the Acquiring Portfolio shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit by the Internal Revenue Service or any state or local tax authority and no assessment has been asserted with respect to any such return;

(j)

For all taxable years and all applicable quarters of such years from the date of its inception, the Acquiring Portfolio has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification as a regulated investment company within the meaning of Sections 851 and 852 of the Code and the diversification requirements of Section 817(h) of the Code and the regulations thereunder. Neither the Trust nor the Acquiring Portfolio has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Sections 852 or 4982 of the Code. The Acquiring Portfolio is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

(k)	The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest, par value $.00001 per share, of such number of different series as the Board of Trustees of the Trust may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Portfolio are Class A, Class B and Class E shares, and at the Closing Date will be Class A, Class B, Class D and Class E shares, having the characteristics described in the Acquiring Portfolio Prospectus. All issued and outstanding shares of the Acquiring Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Portfolio Prospectus) by the Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Portfolio of any class are outstanding and none will be outstanding on the Closing Date (except such rights as the Acquiring Portfolio may have pursuant to this Agreement);

(l)	The Acquiring Portfolio’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Portfolio Prospectus;

(m)	The execution, delivery and performance of this Agreement has been duly authorized by the Board of Trustees of the Trust, and this Agreement constitutes the valid and binding obligation of the Trust and the Acquiring Portfolio enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(n)	The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Class A, Class B, Class D or Class E shares of beneficial interest in the Acquiring Portfolio, and will be fully paid and non-assessable (except as set forth in the Acquiring Portfolio Prospectus) by the Trust, and no shareholder of the Trust will have any preemptive right of subscription or purchase in respect thereof;

(o)	The information to be furnished by the Acquiring Portfolio for use in the N-14 Registration Statement and Prospectus/Proxy Statement referred to in paragraph 5.3 and any information furnished by the Acquiring Portfolio for use in any governmental filings in connection with the transactions contemplated hereby, including without limitation applications for exemption orders or no-action letters, is accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

(p)	No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or blue sky laws.

5.	COVENANTS OF THE ACQUIRED PORTFOLIO AND THE ACQUIRING PORTFOLIO.

The Trust, on behalf of the Acquiring Portfolio, and the Trust, on behalf of the Acquired Portfolio, hereby covenants and agrees as follows:

5.1	The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions and any trading activities in anticipation of the transactions contemplated hereby.

5.2	The Acquired Portfolio will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

5.3	In connection with the meeting of the Acquired Portfolio Shareholders referred to in paragraph 5.2, the Acquired Portfolio will prepare a Prospectus/Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the “N-14 Registration Statement”) which the Trust will prepare and file for the registration under the 1933 Act of the Acquiring Portfolio Shares to be distributed to the Acquired Portfolio Shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

5.4	The Acquiring Portfolio will advise the Acquired Portfolio promptly if at any time prior to the Closing Date the Acquiring Portfolio becomes aware that the assets of the Acquired Portfolio include any securities which the Acquiring Portfolio is not permitted to acquire.

5.5	Subject to the provisions of this Agreement, the Acquired Portfolio and the Acquiring Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

5.6	The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or blue sky laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO.

The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust and the Acquiring Portfolio of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

6.1	The Trust, on behalf of the Acquiring Portfolio, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquiring Portfolio have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

6.2	The Trust, on behalf of the Acquiring Portfolio, shall have executed and delivered to the Acquired Portfolio an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Portfolio will assume all of the liabilities of the Acquired Portfolio existing at the Valuation Date in connection with the transactions contemplated by this Agreement, other than liabilities pursuant to this Agreement.

6.3	The Trust shall have received a favorable opinion from Sullivan & Worcester LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

(a)	The Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power and authority necessary to own all of its properties and assets and to carry on its business substantially as described in the N-14 Registration Statement referred to in paragraph 5.3, and the Acquiring Portfolio is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Agreement and Declaration of Trust and By-laws of the Trust;

(b)	The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act;

(c)	This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Portfolio and, assuming the Prospectus/Proxy Statement and N-14 Registration Statement referred to in paragraph 5.3 comply with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Portfolio, is the valid and binding obligation of the Acquiring Portfolio enforceable against the Acquiring Portfolio in accordance with its terms, except (i) as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and general equitable principles and (ii) insofar as rights to indemnity thereunder may be limited by federal or state securities laws;

(d)	The Acquiring Portfolio has the power to assume the liabilities to be assumed by it hereunder;

(e)	The Acquiring Portfolio Shares to be issued for transfer to the shareholders of the Acquired Portfolio as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Acquiring Portfolio, assuming that as consideration for such shares not less than the net asset value of such shares has been paid and that the conditions set forth in this Agreement have been satisfied, and no shareholder of the Acquiring Portfolio has any preemptive right of subscription or purchase in respect of such shares;

(f)	The execution and delivery of this Agreement by the Trust on behalf of the Acquiring Portfolio did not, and the performance by the Trust and the Acquiring Portfolio of their respective obligations hereunder will not, violate the Trust’s Agreement and Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquiring Portfolio is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquiring Portfolio is a party or by which either of them is bound;

(g)	To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Portfolio of the transactions contemplated by this Agreement except such as may be required under state securities or blue sky laws or such as have been obtained;

(h)	Such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquiring Portfolio existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the N-14 Registration Statement referred to in paragraph 5.3 which are not described therein; and

(i)	To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Portfolio or any of their properties or assets that would impair the Trust’s ability to perform its obligations under this Agreement, and, to the knowledge of such counsel, neither the Trust nor the Acquiring Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO.

The obligations of the Acquiring Portfolio to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Portfolio of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1	The Trust, on behalf of the Acquired Portfolio, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in

form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Portfolio have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date;

7.2	The Trust shall have received a favorable opinion from Sullivan & Worcester LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and in a form satisfactory to the Trust, to the following effect:

(a)	The Trust is a statutory trust duly organized and validly existing under the laws of the State of Delaware and has power and authority necessary to own all of its properties and assets and to carry on its business substantially as described in the N-14 Registration Statement referred to in paragraph 5.3, and the Acquired Portfolio is a separate series thereof classified in accordance with the applicable provisions of the 1940 Act and the Trust’s Agreement and Declaration of Trust;

(b)	The Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act;

(c)	This Agreement has been duly authorized, executed and delivered by the Trust on behalf of the Acquired Portfolio and, assuming the Prospectus/Proxy Statement and the N-14 Registration Statement referred to in paragraph 5.3 comply with all applicable provisions of federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquiring Portfolio, the Agreement constitutes the valid and binding obligation of the Acquired Portfolio enforceable against the Acquired Portfolio in accordance with its terms, except (i) as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and general principles of equity and (ii) insofar as rights to indemnity thereunder may be limited by federal or state securities laws;

(d)	The Acquired Portfolio has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Portfolio will have duly transferred such assets to the Acquiring Portfolio;

(e)	The execution and delivery of this Agreement by the Trust on behalf of the Acquired Portfolio did not, and the performance by the Trust and the Acquired Portfolio of their respective obligations hereunder will not, violate the Trust’s Agreement and Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Portfolio is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Portfolio is a party or by which either of them is bound;

(f)	To the knowledge of such counsel, no consent, approval, authorization or order of any United States federal or Delaware state court or governmental authority is required for the consummation by the Trust or the Acquired Portfolio of the transactions contemplated by this Agreement, except such as may be required under state securities or blue sky laws or such as have been obtained;

(g)	To such counsel’s knowledge there is no legal or governmental proceeding relating to the Trust or the Acquired Portfolio existing on or before the date of mailing of the Prospectus/Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the N-14 Registration Statement referred to in paragraph 5.3 which are not described therein;

(h)	To such counsel’s knowledge, there is no litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened as to the Trust or the Acquired Portfolio or any of their respective properties or assets that would impair the Trust’s ability to perform its obligations under this Agreement, and, to such counsel’s knowledge, neither the Trust nor the Acquired Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business; and

(i)	All issued and outstanding shares of the Acquired Portfolio are legally issued, fully paid and non-assessable, assuming that as consideration for such shares not less than the net asset value of such shares has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Portfolio’s registration statement, or any amendments thereto, in effect at the time of such issuance.

7.3	The Acquired Portfolio shall have furnished to the Acquiring Portfolio tax returns, signed by a partner of Deloitte & Touche LLP for the fiscal year ended December 31, 2012.

7.4	Prior to the Closing Date, the Acquired Portfolio shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Portfolio’s investment company taxable income for its taxable years ending on or after December 31, 2012 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after December 31, 2012 and on or prior to the Closing Date.

7.5	The Acquired Portfolio shall have furnished to the Acquiring Portfolio a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Portfolio of the securities delivered to the Acquiring Portfolio pursuant to this Agreement.

7.6	The custodian of the Acquired Portfolio shall have delivered to the Acquiring Portfolio a certificate identifying all of the assets of the Acquired Portfolio held by such custodian as of the Valuation Date, and the Acquired Portfolio shall have delivered to the Acquiring Portfolio a statement of assets and liabilities of the Acquired Portfolio as of the Valuation Date, prepared in accordance with generally accepted accounting principles consistently applied from the prior audited period, certified by the Treasurer of the Trust, on behalf of the Acquired Portfolio.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO.

The respective obligations of the Trust, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio, hereunder are each subject to the further conditions that on or before the Closing Date:

8.1	This Agreement and the transactions contemplated herein shall have been approved by the required vote of the holders of the outstanding shares of the Acquired Portfolio of record on the record date for the meeting of its shareholders referred to in paragraph 5.2;

8.2	On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby;

8.3	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state blue sky and securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Portfolio or the Acquiring Portfolio;

8.4	The N-14 Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5	The Acquired Portfolio and the Acquiring Portfolio shall have received a favorable opinion of Sullivan & Worcester LLP satisfactory to the Trust substantially to the effect that, for federal income tax purposes, and while the matter is not entirely free from doubt:

(a)	The transfer of all of the Acquired Portfolio assets in exchange solely for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio followed by the distribution of the Acquiring Portfolio Shares to the Acquired Portfolio Shareholders in dissolution and liquidation of the Acquired Portfolio will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)	No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Acquired Portfolio solely in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio.

(c)	No gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio or upon the distribution (whether actual or constructive) of the Acquiring Portfolio Shares to the separate accounts as shareholders of Acquired Portfolio in exchange for their shares of the Acquired Portfolio.

(d)	No gain or loss will be recognized by the separate accounts as shareholders of the Acquired Portfolio upon the exchange of their Acquired Portfolio shares for the Acquiring Portfolio Shares in liquidation of the Acquired Portfolio.

(e)	The aggregate tax basis of the Acquiring Portfolio Shares received by each separate account as a shareholder of the Acquired Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Portfolio shares held by such separate account as a shareholder of the Acquired Portfolio immediately prior to the Closing, and the holding period of the Acquiring Portfolio Shares received by each separate account as a shareholder of the Acquired Portfolio will include the period during which the Acquired Portfolio shares exchanged therefor were held (provided the Acquired Portfolio shares were held as capital assets on the date of the Closing).

(f)	The tax basis of the Acquired Portfolio assets acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Closing, and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio.

(g)	The Acquiring Portfolio will succeed to and take into account capital loss carryover, if any, of the Acquired Portfolio described in Section 381(c) of the Code. The Acquiring Portfolio will take any capital loss carryovers into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and regulations thereunder.

8.6	At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived by the Board of Trustees of the Trust if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Portfolio and the Acquiring Portfolio.

9.	FEES AND EXPENSES.

9.1	Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Acquired Portfolio and the Acquiring Portfolio, whether incurred before or after the date of this Agreement, will be borne by MetLife Advisers. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the N-14 Registration Statement under the 1933 Act covering the Acquiring Portfolio Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Portfolio Shares to be issued in connection herewith in each state in which the Acquired Portfolio Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Portfolio shall pay its own federal and state registration fees.

9.2	Except as otherwise provided for in paragraph 9.3, any portfolio transaction costs incurred by the Acquired Portfolio prior the consummation of the transactions contemplated by this Agreement will be borne by the Acquired Portfolio. Any portfolio transaction costs incurred by the Acquiring Portfolio after the consummation of the transactions contemplated by this Agreement will be borne by the Acquiring Portfolio.

9.3	In the event the transactions contemplated by this Agreement are not consummated, then MetLife Advisers or one of its affiliates agree that they shall bear all of the costs and expenses incurred by both the Acquiring Portfolio and the Acquired Portfolio in connection with such transactions.

9.4	Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, neither the Acquiring Portfolio nor the Acquired Portfolio shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages.

9.5	Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

10.1	The Trust, on behalf of the Acquired Portfolio and the Acquiring Portfolio, agrees that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2	The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 1.7, 3.4, 7.3, 9, 10, 13 and 14.

11.	TERMINATION.

This Agreement may be terminated by the Trust, on behalf of both the Acquired Portfolio and the Acquiring Portfolio. In addition, the Trust may at its option terminate this Agreement at or prior to the Closing Date:

(a)	Because of a material breach by any party of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	If a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met;

(c)	If the transactions contemplated by this Agreement have not been substantially completed by December 31, 2013, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Trust, on behalf of both the Acquired Portfolio and the Acquiring Portfolio; or

(d)	If the Board of Trustees of the Trust, on behalf of either the Acquired Portfolio or the Acquiring Portfolio, determines that the termination of this Agreement is in the best interests of its shareholders.

12.	AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio; provided, however, that following the shareholders’ meeting called by the Acquired Portfolio pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

13.	NOTICES.

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Metropolitan Series Fund, 501 Boylston Street, Boston, MA 02116, attn: Secretary.

14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON-RECOURSE; FINDERS’ FEES.

14.1	The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3	This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the State of Delaware, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

14.4	This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5	A copy of the Certificate of Trust of the Trust is on file with the Secretary of State of the State of Delaware, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Portfolio and the Acquiring Portfolio.

14.6	The Trust, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

METROPOLITAN SERIES FUND, on behalf of its FI Value Leaders Portfolio

By:
Name:
Title:

METROPOLITAN SERIES FUND, on behalf of its MFS® Value Portfolio

By:
Name:
Title:

Agreed and accepted as to paragraph 9 only: METLIFE ADVISERS, LLC

By:
Name:
Title:

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets and Assumption of Liabilities of

FI VALUE LEADERS PORTFOLIO

a series of

METROPOLITAN SERIES FUND

501 Boylston Street

Boston, Massachusetts 02116

(800) 638-7732

By and In Exchange For Shares of

MFS® VALUE PORTFOLIO

also a series of

METROPOLITAN SERIES FUND

This Statement of Additional Information, dated December             , 2012, relating specifically to the proposed transfer of the assets and liabilities of FI Value Leaders Portfolio (“FI Value Leaders”), a series of Metropolitan Series Fund (“MSF”), to MFS® Value Portfolio (“MFS Value”), a series of MSF, in exchange for Class A, Class B, Class D or Class E shares of MFS Value (to be issued to holders of Class A, Class B, Class D or Class E shares of FI Value Leaders), consists of the information set forth below pertaining to FI Value Leaders and MFS Value and the following described documents, each of which is attached hereto and incorporated by reference herein:

(1)	Statement of Additional Information of MSF relating to FI Value Leaders and MFS Value dated April 30, 2012, as amended June 6, 2012;

(2)	Annual Report of MSF relating to FI Value Leaders, for the year ended December 31, 2011;

(3)	Annual Report of MSF relating to MFS Value for the year ended December 31, 2011;

(4)	Semiannual Report of MSF relating to FI Value Leaders for the six month period ended June 30, 2012;

(5)	Semiannual Report of MSF relating to MFS Value for the six month period ended June 30, 2012; and

(6)	Pro forma financial information as of June 30, 2012.

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of FI Value Leaders and MFS Value dated December             , 2012. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to MSF at the telephone number or address set forth above.

Pro Forma Financial Information for the Period Ending June 30, 2012.

The unaudited pro forma information provided herein should be read in conjunction with the annual report and semi-annual report of Metropolitan Series Fund FI Value Leaders Portfolio and Metropolitan Series Fund MFS Value Portfolio dated December 31, 2011 and June 30, 2012, respectively, both of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended June 30, 2012 is intended to present ratios and supplemental data as if the merger of the Metropolitan Series Fund FI Value Leaders Portfolio (the “Acquired Portfolio”) into the Metropolitan Series Fund MFS Value Portfolio (the “Acquiring Portfolio” and, the Acquiring Portfolio together with the Acquired Portfolio, the “Portfolios”) had been consummated at July 1, 2011.

The Portfolios have the same fund recordkeeping services agent, investment adviser, fund accounting agent and custodian. Each of such service providers has entered into an agreement with each of the Portfolios which governs the provision of services to the Portfolios. Such agreements contain the same terms with respect to each of the Portfolios except for the investment advisory and administrative services contracts. The Acquired Portfolio’s advisory fee is 0.70% on the first $200 million of average daily net assets, 0.65% on the next $300 million, 0.60% on the next $1.5 billion and 0.55% on amounts in excess of $2 billion of average daily net assets. The Acquiring Portfolio’s advisory fee is 0.75% on the first $250 million of average daily net assets, 0.70% on the next $2.25 billion, 0.675% on the next $2.5 billion and 0.65% on amounts in excess of $5 billion of average daily net assets. In addition, the Adviser has agreed to reduce the Management Fee of the Acquiring Portfolio for each class of the Portfolio to the annual rate of 0.65% on the first $200 million of average daily net assets, 0.625% for the next $1.3 billion and 0.50% on amounts in excess of $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolios.

As of June 30, 2012, the net assets of (i) the Acquired Portfolio were $401,504,275 and (ii) the Acquiring Portfolio were $2,553,843,150. The net assets of the Portfolios as of June 30, 2012 would have been $2,955,347,425 on a pro forma basis. The Acquiring Portfolio after the Reorganization’s net asset value per share, assumes the increase of shares of the Acquiring Portfolio at June 30, 2012 in connection with the proposed Reorganization. The amount of increased shares was calculated based on the net assets, as of June 30, 2012, of the Acquired Portfolio of $230,286,115, $54,587,085, $95,854,958 and $20,776,117 for Class A, Class B, Class D and Class E respectively, and the net asset value of the Acquiring Portfolio of $12.81, $12.74, $12.81 and $12.76 for Class A, Class B, Class D and Class E, respectively. On a pro forma basis shares of the Acquiring Portfolio would have been increased by 17,977,058, 4,284,701, 7,482,823, and 1,628,222 for Class A, Class B, Class D and Class E in exchange for Class A, Class B, Class D and Class E shares of the Acquired Portfolio.

On a pro forma basis for the twelve months ended June 30, 2012, the proposed Reorganization would result in an increase of $276,570 in the management fees charged, a decrease in other operating expenses of 134,257 and an increase of $1,118,354 in Management fee waiver.

The Acquired Portfolio’s net annual portfolio operating expenses were 0.75%,1.00%, 0. 85% and 0.90% for Class A, Class B, Class D and Class E, respectively, as of June 30, 2012. The Acquiring Portfolio’s net annual portfolio operating expenses were 0.61%, 0.86%, 0.71% and 0.76% for Class A, Class B, Class D and Class E respectively, as of June 30, 2012. As a result of the reorganization the Acquiring Portfolio’s pro forma net operating expenses are expected to be 0.59%, 0.84%, 0.69% and 0.74% for Class A, Class B, Class D and Class E, respectively.

No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation, Subchapter M compliance.

Securities held by the Acquired Portfolio may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Portfolio or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the Acquired Portfolio will be the same as the aggregate tax basis the shareholders of the Acquired Portfolio held in their shares of the Acquired Portfolio immediately before the merger.

Accounting Survivor. The Acquiring Portfolio is deemed to be the “accounting survivor” in connection with the Reorganization.

Cost of Reorganization. The costs of the reorganization and proxy solicitation will not be paid by either of the Portfolios.

Capital Loss Carryforwards. Net realized capital loss carryforwards for federal income tax purposes of $70,964,532 and $123,997,310 in the Acquired Portfolio at December 31, 2011 may be utilized to offset future capital gains until expiration in December 2016 and December 2017, respectively.

The Acquiring Portfolio has no accumulated capital loss carryforwards.

Pro Forma Financial Information for the Period Ending June 30, 2012.

The unaudited pro forma information provided herein should be read in conjunction with the annual report and semi-annual report of Met Investors Series Trust Met/Franklin Mutual Shares Portfolio, Metropolitan Series Fund FI Value Leaders Portfolio and Metropolitan Series Fund MFS Value Portfolio dated December 31, 2011 and June 30, 2012, respectively, all of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended June 30, 2012 is intended to present ratios and supplemental data as if the merger of the Met Investors Series Trust Met/Franklin Mutual Shares Portfolio and Metropolitan Series Fund FI Value Leaders Portfolio (the “MIST Acquired Portfolio and MSF Acquired Portfolio”, respectively) into the Metropolitan Series Fund MFS Value Portfolio (the “Acquiring Portfolio” and, the Acquiring Portfolio together with the MIST Acquired Portfolio and MSF Acquired Portfolio, the “Portfolios”) had been consummated at July 1, 2011.

The Portfolios have the same fund recordkeeping services agent, investment adviser, fund accounting agent and custodian. Each of such service providers has entered into an agreement with each of the Portfolios which governs the provision of services to the Portfolios. Such agreements contain the same terms with respect to each of the Portfolios except for the investment advisory and administrative services contracts. The MIST Acquired Portfolio’s advisory fee is 0.80% on all average daily net assets. The MSF Acquired Portfolio’s advisory fee is 0.70% on the first $200 million of average daily net assets, 0.65% on the next $300 million, 0.60% on the next $1.5 billion and 0.55% on amounts in excess of $2 billion of average daily net assets. The Acquiring Portfolio’s advisory fee is 0.75% on the first $250 million of average daily net assets, 0.70% on the next $2.25 billion, 0.675% on the next $2.5 billion and 0.65% on amounts in excess of $5 billion of average daily net assets. In addition, the Adviser has agreed to reduce the Management Fee of the Acquiring Portfolio for each class of the Portfolio to the annual rate of 0.65% on the first $200 million of average daily net assets, 0.625% for the next $1.3 billion and 0.50% on amounts in excess of $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolios.

As of June 30, 2012, the net assets of (i) the MIST Acquired Portfolio and the MSF Acquired Portfolio were $679,948,367 and $401,504,275, respectively, and (ii) the Acquiring Portfolio were $2,553,843,150. The net assets of the Portfolios as of June 30, 2012 would have been $3,635,295,792 on a pro forma basis. The Acquiring Portfolio after the Reorganization’s net asset value per share, assumes the increase of shares of the Acquiring Portfolio at June 30, 2012 in connection with the proposed Reorganization. The amount of increased shares was calculated based on the net assets, as of June 30, 2012, of the MIST Acquired Portfolio and MSF Acquired Portfolio shown below,

	Class A	Class B	Class D	Class E
MIST Acquired	$327,182,214	$352,766,153	—	—
MSF Acquired	230,286,115	54,587,085	95,854,958	20,776,117

and the net asset value of the Acquiring Portfolio of $12.81, $12.74, $12.81 and $12.76 for Class A, Class B, Class D and Class E, respectively. On a pro forma basis shares of the Acquiring Portfolio would have been increased by 43,518,215, 31,974,351, 7,482,823, and 1,628,222 for Class A, Class B, Class D and Class E in exchange for Class A, Class B, Class D and Class E shares of the MIST Acquired Portfolio and MSF Acquired Portfolio.

On a pro forma basis for the twelve months ended June 30, 2012, the proposed Reorganization would result in a decrease of $544,301 in the management fees charged, a decrease in other operating expenses of $616,350 and an increase of $2,257,986 in Management fee waiver.

The MIST Acquired Portfolio’s net annual portfolio operating expenses were 0.88% and 1.13% for Class A and Class B, respectively, as of June 30, 2012. The MSF Acquired Portfolio’s net annual portfolio operating expenses were 0.75%,1.00%, 0.85% and 0.90% for Class A, Class B, Class D and Class E, respectively, as of

June 30, 2012. The Acquiring Portfolio’s net annual portfolio operating expenses were 0.61%, 0.86% and 0.76% for Class A, Class Band Class E, respectively, as of June 30, 2012. As a result of the reorganization the Acquiring Portfolio’s pro forma net operating expenses are expected to be 0.58%, 0.83%, 0.68% and 0.73% for Class A, Class B, Class D and Class E, respectively.

No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation, and Subchapter M compliance.

Securities held by the MIST Acquired Portfolio and MSF Acquired Portfolio may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the MIST Acquired Portfolio and the MSF Acquired Portfolio or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Portfolio shares received by the shareholders of the MIST Acquired Portfolio and MSF Acquired Portfolio will be the same as the aggregate tax basis the shareholders of the MIST Acquired Portfolio and MSF Acquired Portfolio held in their shares of the MIST Acquired Portfolio and MSF Acquired Portfolio immediately before the merger.

Accounting Survivor. The Acquiring Portfolio is deemed to be the “accounting survivor” in connection with the Reorganization.

Cost of Reorganization. The costs of the reorganization and proxy solicitation will not be paid by any of the Portfolios.

Capital Loss Carryforwards. Net realized capital loss carryforwards for federal income tax purposes of $70,964,532 and $123,997,310 in the MSF Acquired Portfolio at December 31, 2011 may be utilized to offset future capital gains until expiration in December 2016 and December 2017, respectively.

The MIST Acquired Portfolio has no accumulated capital loss carryforwards as of December 31, 2011.

The Acquiring Portfolio has no accumulated capital loss carryforwards as of December 31, 2011.

METROPOLITAN SERIES FUND

PART C

OTHER INFORMATION

Item 15.	Indemnification

The Registrant’s Agreement and Declaration of Trust provides that each Trustee and officer of the Registrant is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee or officer (1) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Registrant; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. Reference is made to Article VII, Sections 7.4, 7.5, 7.6 and 7.8 of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2012, File Nos. 002-80751 and 811-03618.

The Fund Participation Agreements (the “Participation Agreements”) provide that the Company, as defined respectively in each Participation Agreement, will indemnify and hold harmless the Registrant and its trustees and officers, and any person who controls the Registrant, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to the Company for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1) or wrongful conduct with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to the Registrant by the Company; (iv) failure by the Company to provide services and furnish material under the terms of the Participation Agreements; or (v) any other material breach of the Participation Agreements by the Company.

The Participation Agreement among the Registrant, MetLife Advisers, LLC (“MLA”), MetLife Investors Distribution Company (“MLIDC”) and Metropolitan Life Insurance Company (“MLIC”) provides that the Registrant, MLA and MLIDC will indemnify and hold harmless MLIC and each of its directors and officers, and any person who controls MLIC, against certain losses, claims, damages, liabilities, or litigation to which they may become subject to under any law or otherwise, so long as the losses are related to the sale or acquisition of the Registrant’s shares or certain variable life and variable annuity contracts and arise as a result of (1) making or allegedly making untrue statements of material fact or omitting or allegedly omitting material facts in any registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature, provided that no indemnity shall be given if such statement or omission was made in reliance upon and in conformity with information furnished to Registrant, MLA or MLIDC for use in such documents; (2) statements or representations (other than those statements or representations contained in the documents listed in item 1 not supplied by MLA, MLIDC, or the Registrant or persons under their control) or wrongful conduct of the MLA, MLIDC or the Registrant, with respect to the sale of variable life and variable annuity contracts or shares of the Registrant; (3) making or allegedly making untrue statements of material fact contained in the registration statements, prospectuses or statements of additional information, sales literature or other promotional material required to be stated therein or necessary to make the statements not misleading if such statements were furnished to MLIC by MLA, MLIDC or the Registrant; (iv) failure by MLA, MLIDC or the Registrant to provide services and furnish material under the terms of the Participation Agreements; or (v) any other material breach of the Participation Agreements by MLA, MLIDC or the Registrant.

None of the indemnified parties in the Participation Agreements discussed above shall be indemnified for any losses if such loss was caused by or arises out of that party’s willful misfeasance, bad faith or gross negligence or by reasons of such Party’s reckless disregard of obligations and duties under the Participation Agreements.

For more specific information regarding the indemnification provisions of the Fund Participation Agreements, please refer to Sections 8.1 and 8.2 of each Fund Participation Agreement, which are incorporated by reference to Exhibits H(e)(1) through H(e) (8) to Post-Effective Amendment No. 57 to the Form N-1A Registration Statement filed with the SEC on April 30, 2010.

The Distribution Agreement (the “Distribution Agreement”) provides that MLIDC will indemnify and hold harmless the Registrant, its trustees and officers and each person, if any, who controls the Registrant against any losses, liabilities claims, damages or expenses, including costs of litigation, incurred under the federal Securities Act of 1933 or under common law or otherwise that arise out of or are based upon: (1) any untrue or alleged untrue statement of a material fact contained in information furnished by MLIDC to the Registrant for use in the Registrant’s registration statement, Prospectus, or annual or interim reports to shareholders; (2) any omission or alleged omission to state any material fact in connection with such information furnished by MLIDC to the Registrant that is required to be stated in any of such documents or necessary to make such information not misleading; (3) any misrepresentation or omission or alleged misrepresentation or omission in connection with the offer or sale of shares of the Registrant to state a material fact on the part of MLIDC or any agent or employee of MLIDC or any other persons for whose acts MLIDC is responsible, unless such misrepresentation or omission of alleged misrepresentation or omission was made in reliance on written information furnished by the Registrant, or (iv) the willful misconduct or failure to exercise reasonable care and diligence on the part of any such persons with respect to services rendered under the Distribution Agreement. Reference is made to Section 12 of the Distribution Agreement among the Registrant and MLIDC, which is incorporated by reference to Exhibit (e) to the Post-Effective Amendment No. 54 filed with the SEC on May 1, 2009.

The Transfer Agency Agreement (the “Transfer Agreement”) provides that the Registrant will indemnify and hold harmless MLIC from all losses, costs, damages and expenses, including reasonable litigation costs, resulting from any claims, demands, actions or suits in connection with the performance of its duties or functions under the Transfer Agreement or as a result of acting upon any instruction reasonably believed to have been properly executed by a duly authorized officer of the Registrant, or upon any information provided to MLIC by computer tape, telex, CRT data entry or other similar means authorized by the Registrant, provided that there is no indemnity for acts or omissions of MLIC due to its willful misconduct or negligence. Reference is made to Section 14 of the Transfer Agency Agreement, which is incorporated by reference to Exhibit (h)(a) to the Post-Effective Amendment No. 38 filed with the SEC on April 29, 2004.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 16.	Exhibits

(1)	(a)	Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2012.

	(b)	Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on April 27, 2012.

(2)	By-laws of Registrant is incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2012.

(3)	None.

(4)	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement.

(5)	None.

(6) (a)(1)	Amended and Restated Advisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(a)(2)	Amended and Restated Advisory Agreement relating to BlackRock Diversified Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(a)(3)	Amended and Restated Advisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, Blackrock Strategic Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(a)(4)	Amended and Restated Advisory Agreement relating to Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio; prior to that, Julius Baer International Stock Portfolio; and prior to that, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(a)(5)	Investment Management Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(a)(6)	Reserved.

(a)(7)	Investment Management Agreement relating to Oppenheimer Global Equity Portfolio (formerly, Scudder Global Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(8)	Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 39 to this Registration Statement filed on February 7, 2005.

(a)(9)	Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(10)	Investment Management Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(11)	Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(a)(12)	Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement filed on February 4, 2004.

(a)(13)	Investment Management Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(14)	Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(15)	Investment Management Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 31 to this Registration Statement filed on January 29, 2002.

(a)(16)	Amended and Restated Advisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(b)(1)	Subadvisory Agreement relating to BlackRock Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(2)	Subadvisory Agreement relating to BlackRock Diversified Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(3)	Subadvisory Agreement relating to Neuberger Berman Genesis Portfolio (formerly, BlackRock Strategic Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(b)(4)	Subadvisory Agreement relating to Baillie Gifford International Stock Portfolio (formerly, Artio International Stock Portfolio; prior to that, Julius Baer International Stock Portfolio; and prior to that, FI International Stock Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(b)(5)	Subadvisory Agreement relating to MFS Value Portfolio (formerly, Harrris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(b)(6)	Reserved.

(b)(7)	Sub-Investment Management Agreement relating to Oppenheimer Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(b)(8)	Sub-Investment Management Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(b)(9)	Sub-Investment Management Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(b)(10)	Sub-Investment Management Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(11)	Sub-Investment Management Agreement relating to MetLife Stock Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(12)	Sub-Investment Management Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(13)	Sub-Investment Management Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(14)	Sub-Investment Management Agreement relating to Russell 2000 Index Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(b)(15)	Subadvisory Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(b)(16)	Subadvisory Agreement relating to BlackRock Large Cap Value Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(c)(1)	Amended and Restated Advisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(2)	Amended and Restated Advisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(3)	Amended and Restated Advisory Agreement relating to Western Asset Management U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(4)	Amended and Restated Advisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(5)	Amended and Restated Advisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(6)	Amended and Restated Advisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(7)	Amended and Restated Advisory Agreement relating to FI Values Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(8)	Amended and Restated Advisory Agreement relating to Met/Artisan Mid Cap Value Portfolio (formerly, Harris Oakmark Focused Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(9)	Amended and Restated Advisory Agreement relating to Jennison Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(10)	Amended and Restated Advisory Agreement relating to Loomis Small Cap Core Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(11)	Amended and Restated Advisory Agreement relating to Zenith Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(12)	Amended and Restated Advisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(13)	Amended and Restated Advisory Agreement relating to MetLife Conservative Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(14)	Amended and Restated Advisory Agreement relating to MetLife Conservative to Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(15)	Amended and Restated Advisory Agreement relating to MetLife Moderate Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(16)	Amended and Restated Advisory Agreement relating to MetLife Moderate to Aggressive Allocation Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(17)	Amended and Restated Advisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(c)(18)	Amended and Restated Advisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(1)	Subadvisory Agreement relating to BlackRock Money Market Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(2)	Subadvisory Agreement relating to Western Asset Management Strategic Bond Opportunities Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(3)	Subadvisory Agreement relating to Western Asset Management U.S. Government Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(4)	Subadvisory Agreement relating to BlackRock Bond Income Portfolio is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(d)(5)	Subadvisory Agreement relating to MFS Total Return Portfolio is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(6)	Subadvisory Agreement relating to Davis Venture Value Portfolio is incorporated herein by reference to Post-Effective Amendment No. 60 to this Registration Statement filed on February 7, 2012.

(d)(7)	Subadvisory Agreement relating to FI Value Leaders Portfolio (formerly, FI Structured Equity Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 48 to this Registration Statement filed on April 25, 2008.

(d)(8)	Subadvisory Agreement relating to Met/Artisan Mid Cap Value Portfolio (formerly, Harris Oakmark Focused Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 54 to this Registration Statement filed on May 1, 2009.

(d)(9)	Subadvisory Agreement relating to Jennison Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(10)	Subadvisory Agreement relating to Loomis Sayles Small Cap Core Portfolio (formerly, Loomis Sayles Small Cap Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 45 to this Registration Statement filed on April 27, 2007.

(d)(11)	Subadvisory Agreement relating to BlackRock Legacy Large Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 58 to this Registration Statement filed on April 29, 2011.

(d)(12)	Subadvisory Agreement relating to Met/Dimensional International Small Company Portfolio is incorporated by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(13)	Subadvisory Agreement relating to Van Eck Global Natural Resources Portfolio is incorporated herein by reference to Post-Effective Amendment No. 51 to this Registration Statement filed on February 5, 2009.

(d)(14)	Amended and Restated Advisory Agreement relating to Barclays Capital Aggregate Bond Index Portfolio (formerly, Lehman Brothers Aggregate Bond Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(15)	Amended and Restated Advisory Agreement relating to Loomis Sayles Small Cap Growth Portfolio (formerly, Franklin Templeton Small Cap Growth Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(16)	Amended and Restated Advisory Agreement relating to MetLife Mid Cap Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(17)	Amended and Restated Advisory Agreement relating to MetLife Stock Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(18)	Amended and Restated Advisory Agreement relating to MFS Value Portfolio (formerly, Harris Oakmark Large Cap Value Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(19)	Amended and Restated Advisory Agreement relating to MSCI EAFE Index Portfolio (formerly, Morgan Stanley EAFE Index Portfolio) is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(20)	Amended and Restated Advisory Agreement relating to Oppenheimer Global Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(21)	Amended and Restated Advisory Agreement relating to Russell 2000 Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(22)	Amended and Restated Advisory Agreement relating to T. Rowe Price Large Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(d)(23)	Amended and Restated Advisory Agreement relating to T. Rowe Price Small Cap Growth Portfolio is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(7)	Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement filed on May 1, 2009.

(8)	None.

(9) (a)	Custodian Agreement with State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

(b)	Revised schedule of remuneration is incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

(c)	Amendments to Custodian Agreement are incorporated herein by reference to Post-Effective Amendment No. 17 to the Company’s Registration Statement filed on April 30, 1996.

(d)	Amendment to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to the Company’s Registration Statement filed on January 29, 2002.

(e)	Agreement revising list of funds subject to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Company’s Registration Statement filed on January 17, 2003.

(f)	Revised Fee Schedule to Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement filed on April 27, 2007.

(g)	Amendment to the Custodian Contract is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(10) (a)	Class B, Class D, Class E, Class F and Class G Distribution and Services Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

(b)	Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 54 to the Company’s Registration Statement filed on May 1, 2009.

(11)	Opinion and consent of Sullivan & Worcester LLP with respect to the legality of the securities being registered.*

(12)	Opinion of Sullivan & Worcester LLP on tax matters and consequences to shareholders.**

(13) (a)	Transfer Agency Agreement is incorporated herein by reference to Post-Effective Amendment No. 38 to this Registration Statement filed on April 29, 2004.

(b)	Agreement relating to the use of the “Metropolitan” name and service marks is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement filed on April 30, 1996.

(c)	Licensing Agreement relating to Russell 2000 Index is incorporated herein by reference to Post-Effective Amendment No. 24 to this Registration Statement filed on April 1, 1999.

(d)	Licensing Agreement relating to MetLife Stock Index and MetLife Mid Cap Stock Index Portfolios (fee schedule omitted) is incorporated herein by reference to Post-Effective Amendment No. 26 to this Registration Statement filed on April 6, 2000.

(e)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(f)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(g)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and General American Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(h)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(i)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(j)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(k)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Investors USA Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(l)	Participation Agreement among Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Tower Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(m)	Amendment to Participation Agreement is incorporated herein by reference to Post-Effective Amendment No. 57 to this Registration Statement filed on April 30, 2010.

(n)	Expense Agreement is incorporated herein by reference to Post-Effective Amendment No. 62 to the Company’s Registration Statement filed on April 27, 2012.

(o)	Interim Administrative Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 62 to this Registration Statement filed on April 27, 2012.

(14)	Consent of Deloitte & Touche LLP.*

(15)	None.

(16)	Powers of Attorney with respect to Elizabeth M. Forget, Stephen M. Alderman, Robert J. Boulware, Daniel A. Doyle, Susan C. Gause, Nancy Hawthorne, Keith M. Schappert, Linda B. Strumpf and Dawn M. Vroegop.*

(17)	Form of Proxy and Voting Instructions Form.*

*	Filed herewith.
**	To be filed by amendment.

Item 17.	Undertakings

(a)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the Company’s Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Company’s Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 16.12.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in this City of Boston and Commonwealth of Massachusetts on the 16th day of November, 2012.

METROPOLITAN SERIES FUND
Registrant

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	Chairman of the Board, Chief Executive Officer, President and Trustee	November 16, 2012

/s/ Peter H. Duffy Peter H. Duffy	Treasurer and Principal Financial and Accounting Officer	November 16, 2012

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee	November 16, 2012

/s/ Robert J. Boulware* Robert J. Boulware	Trustee	November 16, 2012

/s/ Daniel A. Doyle* Daniel A. Doyle	Trustee	November 16, 2012

/s/ Susan C. Gause* Susan C. Gause	Trustee	November 16, 2012

/s/ Nancy Hawthorne* Nancy Hawthorne	Trustee	November 16, 2012

/s/ Keith M. Schappert* Keith M. Schappert	Trustee	November 16, 2012

/s/ Linda B. Strumpf* Linda B. Strumpf	Trustee	November 16, 2012

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee	November 16, 2012

* By:	/s/ David C. Mahaffey
David C. Mahaffey
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

(11)	Opinion and Consent of Sullivan & Worcester with respect to the legality of the securities being registered.

(14)	Consent of Deloitte & Touche.

(16)	Powers of Attorney with respect to Elizabeth M. Forget, Stephen M. Alderman, Robert J. Boulware, Daniel A. Doyle, Susan C. Gause, Nancy Hawthorne, Keith M. Schappert, Linda B. Strumpf and Dawn M. Vroegop.

(17)	Form of Proxy and Voting Instructions Form.